File Nos. 002-56805

811-02650

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37	☒

SELIGMAN CASH MANAGEMENT FUND, INC.

(Exact name of registrant as specified in charter)

100 PARK AVENUE, NEW YORK, NEW YORK 10017

(Address of principal executive offices)

Registrant’s Telephone Number: 212-850-1864 or

Toll Free: 800-221-2450

LAWRENCE P. VOGEL, Treasurer

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)	☒ on April 30, 2009 pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

May 1, 2009

Seligman

Cash Management Fund, Inc.

A Money Market Mutual Fund Seeking to Preserve Capital and to Maximize Liquidity and Current Income

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

TXCM1 5/2009

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments became the new investment manager of the Fund effective, November 7, 2008.

RiverSource Complex of Funds

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Although the Seligman funds share the same Board of Directors/Trustees, as the RiverSource funds (the “Board”) they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a Seligman fund, for rights of accumulation purposes, an investor or financial advisor may not include the market value of any RiverSource funds, RiverSource Partners funds or Threadneedle funds in this calculation. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

The Fund

Investment Objectives

The Fund’s investment objectives are to preserve capital and to maximize liquidity and current income.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper, short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund’s Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund’s Board of Directors. The investment manager continuously monitors the quality of the Fund’s investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

In pursuit of the Fund’s objective, the investment manager (RiverSource Investments) chooses investments by:

■	Considering opportunities and risks given current interest rates and anticipated interest rates.

■	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

■

The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

■	Political, economic, or other events could affect the issuer’s performance.

■	The investment manager identifies a more attractive opportunity.

■	The issuer or the security continues to meet the other standards described above.

The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC),

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under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund’s investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

Principal Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund’s assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance

The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied from year to year.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to differing fees and expenses.

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The Class A annual total returns presented in the bar chart on the following page do not reflect the effect of any sales charges. The Fund’s average annual total returns presented in the table below the bar chart reflect the effect of sales charges. Class A shares are not sold with a sales charge. Both the bar chart and the table assume that all dividends were reinvested.

From January 25, 1999 through August 17, 2001, the investment manager, at its discretion, agreed to waive a portion of its management fee equal to an annual rate of 0.10%. Between November 12, 2002 (April 30, 2003 in the case of Class R shares) and July 10, 2003, the investment manager voluntarily reimbursed portions of the class-specific expenses of Class B, C and R shares in order for those Classes to declare dividends equal to an annual rate of 0.05%. Effective July 10, 2003, the reimbursement was changed to allow a minimum annual dividend rate of 0.05% for Class A shares and 0.01% for Class B, C and R shares. Effective July 15, 2004, the reimbursement was changed to allow a minimum annual dividend rate of 0.09% for Class B, C and R shares. From December 1, 2004 to February 15, 2005, the annual minimum annual dividend rate was raised to 0.20% with respect to all classes of shares. Absent such reimbursements, returns presented in the bar chart and table would have been lower. From February 16, 2005 through March 24, 2008, the investment manager did not reimburse the Fund’s expenses, and as such, for the period there was no minimum annual dividend rate. Beginning March 25, 2008, the investment manager, from time-to-time and at its discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain a positive dividend. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been negative. There is no guarantee that the investment manager will continue reimbursing such expenses, and may discontinue such reimbursements at any time.

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Class A Annual Total Returns – Calendar Years

Best quarter return: 1.48% – quarter ended 9/30/00.

Worst quarter return: 0.01% – quarter ended 12/31/03.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Ten Years		Class C Since Inception 5/27/99		Class R Since Inception 4/30/03
Class A		%		%		%	n/a		n/a
Class B							n/a		n/a
Class C					n/a			%	n/a
Class R			n/a		n/a		n/a			%

The Fund’s Class A shares’ 7-day yield as of December 31, 2008 was         %.

To obtain the Fund’s current 7-day yield, you may call (800) 622-4597.

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Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R
Total Maximum Sales Charge (Load)	none	5%	1%	1%
Maximum Sales Charge (Load) on Purchases (as a % of offering price)	none(1)	none	none	none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original purchase price or current net asset value, whichever is less)	none(1)	5%	1%	1%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	—%	1.00%	0.74%	0.25%
Other Expenses	0.45%	0.45%	%	%
Total Annual Fund Operating Expenses	0.86%	1.86%	%	%

(1)	If your Class A shares were acquired by an exchange of shares from another Seligman mutual fund on which you did not pay an initial sales charge due to the size of your purchase, your shares will be subject to a 1% CDSC if sold within 18 months of when you originally purchased the shares of the other fund.

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class D
Class R

If you did not sell your shares at the end of each period, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$	$	$	$
Class B					†
Class C
Class D
Class R

†	Class B shares will automatically convert to Class A shares approximately eight years after purchase.

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

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Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund will pay RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee structure under which the Fund paid management fees has been eliminated. Prior to November 7, 2008, the Fund calculated the fee rate, as a percentage of the Fund’s daily net assets, on a scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman. Instead, effective November 7, 2008 the Fund will pay RiverSource Investments a management fee equal to an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2008, the management fee paid by the Fund to Seligman was equal to an annual rate of [0.41%] of the Fund’s average daily net assets. From time to time, Seligman has agreed to reimburse a portion of the class-specific expenses of certain share classes in order for those classes to declare dividends equal to selected minimum annual rates. From February 16, 2005 through March 24, 2008, Seligman did not reimburse the Fund’s expenses, and there was no minimum annual dividend rate. Beginning March 25, 2008, Seligman, from time to time and at its discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to maintain a positive dividend. Absent such expense reimbursements, the dividend rates in respect of such share classes would have been negative. There is no guarantee that will continue reimbursing such expenses, and may discontinue such reimbursements at any time.

On July 29, 2008, the Fund’s Board met to discuss, prior to shareholder approval, the Management Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund’s proxy statement, dated August 27, 2008, and is available in the Fund’s annual shareholder report for the year ended December 31, 2008.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource complex of funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

The Fund’s shareholder service agent; provides shareholder account services to the Fund at cost.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of funds.

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Regulatory Matters

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, SDC and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund’s Classes represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from the other Classes. You may purchase Class B and Class C shares of the Fund only by exchanging shares of the same class of another Seligman mutual fund or through your broker or financial advisor to facilitate periodic investments in the same class of shares of other Seligman mutual funds. Effective on May 16, 2008, Class C shares of the Fund were re-named Class C2 shares and the Fund’s Class D shares were re-named as new Class C shares. After May 16, 2008, Class C2 shares were closed and are not available for sale. See below for additional information related to these changes. When deciding which Class of shares to purchase, you should consider, among other things:

■	The amount you plan to invest.

■	If you would like to participate in a periodic investment program.

■	How long you plan to remain invested in the Fund, or another Seligman mutual fund.

■	Whether you may be eligible for reduced or no sales charges when you buy or sell shares of the Fund.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

■	No initial sales charge on purchases. You will be subject to an initial sales charge when you exchange Class A shares of the Fund for Class A shares of another Seligman mutual fund.

■	Annual 12b-1 fee (for shareholder services) of up to 0.25%. No 12b-1 fee is currently being paid by the Class A shares; such fee will not be paid unless approved by the Board on Directors.

■

A 1% CDSC (i.e., a contingent deferred sales charge) when you sell Class A shares that were acquired by exchange of Class A shares of another Seligman mutual fund purchased within the past 18 months at net asset value by “eligible employee benefit plans” (as detailed below) or by investors due to the size of the purchase. “Eligible employee benefit plans” are plans that have at least $2 million in plan assets at the time of investment in a Seligman mutual fund. Eligible employee benefit plans may purchase Class A shares of that mutual fund at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Information Regarding Reduced Sales Charges for Class A Shares

Since Class A shares of the Fund are offered to investors at net asset value, only Class A shares of the Fund owned as a result of an exchange of Class A shares from another Seligman mutual fund on which an initial sales charge was paid will be included for purposes of determining a shareholder’s eligibility for a reduced sales charge on additional investments in Class A shares of the Seligman mutual funds sold with an initial sales charge. For more information, please consult the prospectuses and statements of additional information for such other Seligman mutual funds.

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If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive the reduced sales charges to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in Seligman mutual funds if those investments are with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

A contingent deferred sales charge (or CDSC) of 1% will also be imposed on the redemption of Class A shares acquired by exchange which were originally purchased at net asset value due to the size of the purchase, if such Class A shares are redeemed within eighteen months of the original purchase date.

In connection with the purchase of Class A shares of other Seligman mutual funds by a “single person” (as defined in the Prospectus for such other funds), investors may be eligible for Breakpoint Discounts, as provided in the Prospectuses for such other funds.

For more information regarding reduced sales charges, please consult the Fund’s Statement of Additional Information. This information can also be found at www.seligman.com via a hyperlink that is designed to facilitate access to the information.

Class B

■	No initial sales charge on purchases.

■	A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase	CDSC
Less than 1 year	5%	Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.
1 year or more but less than 2 years	4
2 years or more but less than 3 years	3
3 years or more but less than 4 years	3
4 years or more but less than 5 years	2
5 years or more but less than 6 years	1
6 years or more	0

■	Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

■

Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees. If you intend to hold your Class B shares for less than six years, you should consider purchasing Class C shares due to the shorter CDSC typically applicable to Class C. Additionally, if you are eligible to purchase Class R shares, you should consider purchasing that class, which has lower ongoing fees and typically a shorter CDSC.

■	No CDSC when you sell shares purchased with reinvested dividends.

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Class C

■    No initial sales charge on purchases.

■    A 1% CDSC on shares sold within one year of purchase.

■    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

■    No automatic conversion to Class A shares, so you
will be subject to higher ongoing 12b-1 fees indefinitely.

■    No CDSC when you sell shares purchased with
reinvested dividends.

Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares. Please consult your financial advisor for assistance in selecting the appropriate class of shares.

Class C2

Effective on May 16, 2008, Class C shares of the Fund were re-named Class C2 shares. After May 16, 2008, Class C2 shares were closed and are not available for sale. No purchases of Class C2 shares or exchanges into Class C2 shares will be accepted. (Distributions on Class C2 shares may be reinvested in Class C2 shares.) Class C2 shares may be redeemed or exchanged for Class C shares of other Seligman mutual funds. Any Class C2 shares (or any predecessor class of shares) that were issued upon exchange from another Seligman mutual fund will be subject to a 1% CDSC if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase of the other Seligman mutual fund. With respect to current Class C shares or Class C2 shares of the Fund that you acquired through a direct purchase of shares of the Fund before May 16, 2008 (i.e., shares not acquired via an exchange), these shares will not begin to age for purposes of determining the applicability of any CDSC until you exchange these shares for Class C shares of another Seligman mutual fund.

The re-naming and closing of Class C2 shares will not affect the value of your investment in the Fund. All Class C2 shareholders will receive a confirmation detailing the change of name.

On or after July 1, 2008, the Fund reserves the right to convert any Class C2 shares into new Class C shares of the Fund (the terms of which are described above) when a shareholder’s account balance in respect of Class C2 shares falls below $10,000.

Class C2 shares bear an annual 12b-1 fee (for distribution and shareholder services) of up to 1.00% and do not convert to Class A shares. No CDSC will be charged when you sell shares purchased with reinvested dividends.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

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Class R*

■	No initial sales charge on purchases.

■

Annual 12b-1 fee (for distribution and shareholder services) of up to 0.50%. Currently, Class R shares are paying an annual 12b-1 fee of 0.25%. Such fee will not be increased to 0.50% unless such increase is approved by the Fund’s Board of Directors.

■	A 1% CDSC on shares sold within one year of the plan’s initial purchase of Class R shares of the Fund.

■	No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

■	No CDSC when you sell shares purchased with reinvested dividends.

Please consult your financial advisor for assistance in selecting the appropriate class of shares.

*	Class R shares are not available to all investors. You may purchase Class R shares only if you are a qualified or non-qualified employee benefit plan or arrangement (other than a Section 403(b) plan sponsored by public educational institutions) that provides for the purchase of Fund shares and has (1) less than $20 million in assets (determined at the time of initial investment in the Seligman Group of mutual funds); and (2) at least (a) $500,000 invested in the Seligman Group of mutual funds or (b) 50 eligible employees to whom such plan is made available. The distributor may waive the requirements described in (2) above in connection with sales pursuant to a retirement plan alliance program which has a written agreement with the distributor.

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class of the Fund to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because the Fund’s 12b-1 fees are paid out of each Class’s assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of charges.

The Fund’s Board of Directors believes that no conflict of interest currently exists between the Fund’s Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares’ original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman mutual fund to buy the same class of shares of the Fund. With respect to shares of the Fund that you acquired through a direct purchase of shares of the Fund (i.e., shares not acquired via an exchange), these shares will not begin to age for purposes of determining the applicability of any CDSC until you exchange these shares for another Seligman mutual fund. However, when you exchange shares of another Seligman mutual fund for shares of the Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other Seligman mutual fund(s).

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The CDSC on Class A, Class B, Class C and Class R shares may be waived or reduced in the following instances: on redemptions following death or disability; in connection with certain distributions from certain retirement plans, 403(b) plans, 401(k) plans and IRAs; in connection with shares sold to current and retired Directors of the Fund; in connection with shares sold to a governmental entity which is prohibited by applicable laws from paying sales charges and related fees; in connection with systematic withdrawals; in connection with participation in certain 401(k) and retirement programs; on incidental redemptions to cover administrative expenses; on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and in the case of Class A shares purchased by certain institutional investors. The CDSC may also be waived on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of RiverSource Investments at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund. For more information, please consult the Fund’s Statement of Additional Information or www.seligman.com.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, the distributor may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your

Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class’s per share NAV, less any applicable CDSC.

The NAV of the Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

The Fund seeks to maintain a constant NAV of $1.00 per share. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities. For more information regarding this method of valuation, please consult the Fund’s Statement of Additional Information.

Opening Your Account

The Fund’s shares are sold through authorized dealers or financial advisors who have sales agreements with the distributors. There are several programs under which you may be eligible for reduced sales charges. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class R shares are not available to all investors. For more information, see “Deciding Which Class of Shares to Buy—Class C or Class R.”

To make your initial investment in the Fund, contact an authorized dealer or your financial advisor,

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or complete an account application and send it with your check made payable to the Fund directly to SDC at the address provided on the account application. Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

■	Regular (non-retirement) accounts: None (but certain Fund accounts are subject to a $1,000 minimum Fund account balance; for details, see “Important Policies That May Affect Your Account”)

■	For accounts opened concurrently with Invest-A-Check®:
•	$100 to open if you will be making monthly investments
•	$250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You may buy shares of the Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and any other Seligman funds you may own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC at:

Seligman Data Corp.

P.O. Box 9759

Providence, RI 02940-9759

Share certificates representing shares of the Fund are no longer issued. Any further purchases of shares (whether by further subscription or in connection with the exercise of exchange privileges) will be recorded in book-entry form only. However, if a share certificate has been previously issued to a shareholder, the shareholder will be required to deliver the share certificate to SDC, as shareholder service agent, before a request for redemption or exchange of shares evidenced by that share certificate will be processed.

If you want to be able to buy, sell, or exchange shares by telephone, you should elect telephone services on the account application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a medallion signature guarantee) at a later date.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

Seligman Data Corp.

P.O. Box 9766

Providence, RI 02940-9766

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Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler’s checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check®. You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (“ACH”) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. For accounts opened concurrently with Invest-A-Check®, you must buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check®, you must continue to make automatic investments until the Fund’s minimum account balance of $1,000 is met or your account may be closed. For accounts opened with $1,000 or more, Invest-A-Check® investments may be made for any amount.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Fund, you may exchange uncertificated shares of the Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares of the Fund and you never paid an initial sales charge on the shares, you may pay an initial sales charge at the time of the exchange.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Fund. (Dividend checks must include your name, account number, Fund name and class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

How to Exchange Shares Among the Seligman Mutual Funds

The Seligman Group of Funds are part of the RiverSource complex of funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource complex shares the same Board of Directors/Trustees. However, the Seligman Group of Funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource complex and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell this Fund’s shares to buy shares of the same class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy this Fund’s shares. Exchanges will be made at each fund’s respective NAV. An initial sales charge will be imposed when you exchange Class A shares of the Fund for the same Class of shares of another Seligman mutual fund. You may be entitled to a reduced sales charge on such exchanges in certain circumstances. You should consult the prospectus for the Seligman mutual fund into which you are considering exchanging and/or contact an authorized dealer or your financial advisor for more information. If you are exchanging shares subject to a CDSC, for purposes of determining CDSC holding periods, such shares will be exchanged pro rata based on the different times of purchase.

Only your dividend distribution options and telephone services will be automatically carried over to any new fund. If you wish to carry over any other

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account options (for example, Invest-A-Check® or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

See “The Seligman Mutual Funds” for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund’s prospectus before investing. Some funds may not offer all Classes of shares.

How to Sell Shares

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able to use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see “Important Policies That May Affect Your Account.”

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, within 2 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

If you elect the Expedited Redemption Service on your account application, you may sell Fund shares by phone or written request without a signature guarantee and have the proceeds wired to your designated bank account. If the proceeds are less than $1,000 (or at your option, for any amount), a check will be mailed to your address of record.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; (3) to be mailed to other than your address of record; (4) requested in connection with an address change; or (5) requested within 30 days of an address change on the account, then before sending any money, the Fund will require:

■	A signed, written redemption request;
■	Telephone confirmation; and
■	A medallion signature guarantee.

Telephone confirmations will not affect the date on which your redemption request is actually processed, but may delay the payment of proceeds.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Medallion Signature Guarantee:

Protects you and each Seligman mutual fund from fraud. It is an assurance that the signature is genuine. A Medallion Signature Guarantee from The New York Stock Exchange, Inc. Medallion Signature Guarantee Program, The Securities Transfer Agents Medallion Program or The Stock Exchanges Medallion Program is acceptable. These guarantees are the leading signature guarantee programs recognized by most financial services associations throughout the United States and Canada, and are endorsed by the Securities Transfer Association. Non-medallion signature guarantees or notarization by a notary public are not acceptable forms of signature guarantees.

You may need to provide additional documents to sell Fund shares if you are:

■	a corporation;
■	an executor or administrator;

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■	a trustee or custodian; or
■	in a retirement plan.

Contact your authorized dealer, your financial advisor or SDC’s Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account, typically within 2 business days after your shares are sold. If you initially bought $1,000,000 or more of Class A shares of another Seligman mutual fund without an initial sales charge and exchanged into Class A shares of the Fund, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of the original purchase. Provided that you reinvest your dividends, you may annually withdraw without being assessed a CDSC, as a percentage of the value of your Fund account (at the time of election), the following: 12% of your Class B shares, 10% of your Class C shares acquired by exchange, 10% of your Class C2 shares acquired by exchange, or 10% of your Class R shares.

Check Redemption Service. If you have $2,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter, contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B, C, C2 or R shares, check redemptions may be subject to a CDSC.

Important Policies That May Affect Your Account

To protect you and other shareholders, the Fund reserves the right to:

■	Refuse an exchange request if the amount you wish to exchange equals or exceeds the lesser of $1,000,000 or 1% of the Fund’s net assets;

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Suspend or terminate telephone services;

■	Reject a medallion signature guarantee that SDC believes may be fraudulent;

■

Close your Fund account if its value is below $1,000, provided, however, that this policy does not apply to direct accounts held at SDC that are retirement accounts (i.e., IRAs), unclaimed property accounts and Fund shareholder accounts in the process of automatic conversion from the Fund’s Class B shares to Class A shares that aggregate to more than $1,000. The Fund will notify you in writing at least 30 days before closing your Fund account and anticipates permitting shareholders owning Fund shares directly with SDC a period of one year to reach the $1,000 Fund minimum balance. If you hold your shares through a financial intermediary, you should contact that financial intermediary for their policies relating to minimum investment requirements (which could be different from the Fund’s requirements);

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals); and

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

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Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

■

Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to the address of record or if you have current ACH bank information on file, you may have your redemption proceeds directly deposited in your bank account);

■	Exchange shares between Seligman mutual funds;

■	Change dividend distribution options;

■	Change your address; and

■	Establish systematic withdrawals to address of record.

If you do not elect telephone services on your account application when you open your account, or opened your account through an authorized dealer or your financial advisor, telephone services must be elected on a supplemental election form (which may require a medallion signature guarantee).

Restrictions apply to certain types of accounts:

■	Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

■	Corporations may not sell Fund shares by phone;

■	IRAs may only exchange Fund shares or request address changes by phone; and

■

Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your telephone request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. An authorized dealer or your financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to send written instructions, and it may take longer for your request to be processed.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of the Fund or any other Seligman mutual fund.

The following applies to shareholders who sold Fund shares on or after February 4, 2009 and wish to repurchase shares (the “New Repurchase Policy”): If your original purchase was in Class A or Class B shares, you may use all or part of the sale proceeds to purchase new Class A shares in any Seligman fund account linked together for Rights of Accumulation purposes. Your repurchase will be in Class A shares at net asset value, up to the amount of the sale proceeds. Repurchases of Class B shares will also be made in Class A shares at net asset value. Any CDSC paid upon redemption of your

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Class B shares will not be reimbursed. If your original purchase was in Class C shares, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C share repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

The following applies to shareholders who sold Fund shares on or before February 3, 2009 and wish to repurchase shares: You have the option of taking advantage of the New Repurchase Policy described above, or you may use all or part of the sale proceeds to purchase shares of the Fund or any other Seligman mutual fund without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC (the “Former Repurchase Policy”).

If you sold Fund shares on or after February 4, 2009 and wish to take advantage of the New Repurchase Policy, you must notify your financial advisor or SDC within 90 days of the date your sale request was processed. If you sold Fund shares on or before February 3, 2009 and wish to take advantage of either the New Repurchase Policy or the Former Repurchase Policy, you must notify your financial advisor or SDC within 120 days of the date your sale request was processed (e.g., if you sold Fund shares on February 3, 2009, you must notify your financial advisor or SDC by June 3, 2009). Contact your financial advisor or SDC for information on required documentation. The repurchase privileges may be modified or discontinued at any time and use of this option may have tax consequences.

Frequent Trading of Fund Shares

As a matter of policy, the Fund discourages frequent trading of Fund shares. However, since money-market funds are often used by investors as short-term investments or in a manner similar to a checking account, the Fund has not adopted policies and procedures that restrict the number of exchanges into and out of (or purchases and sales from) the Fund. RiverSource Investments also believes that money-market funds such as the Fund are not typically targets of abusive trading practices as these types of funds generally seek to maintain a constant net asset value (in the case of the Fund, $1.00 per share). Notwithstanding the forgoing, the Fund, the distributor or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) may under certain circumstances refuse initial or additional purchases of Fund shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in inappropriate frequent trading of shares of funds in the Seligman Group of Funds. In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern of frequent trading of shares of other Seligman mutual funds in excess of the guidelines set forth in the prospectuses of such other Seligman funds (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). Furthermore, if you purchase shares of the Fund through a financial intermediary, your ability to purchase or exchange shares of the Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in frequent trading activity.

Frequent trading in the Fund’s shares could result in the Fund engaging in additional portfolio transactions. Increased portfolio transactions could correspondingly increase the Fund’s operating costs and decrease the Fund’s investment performance.

Dividend Distributions

The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business.

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Dividend:

A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund’s assets before it calculates its NAV.

You may elect to:

(1)	reinvest dividends in shares; or

(2)	receive dividends in cash.

Your dividends will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend.

Dividends that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account, typically within 2 business days from the payable date.

Dividend distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

Dividends on Class B, Class C, Class C2 and Class R shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees.

Taxes

The tax treatment of dividend distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund are generally taxable to you as ordinary income. Tax-deferred retirement plans are not taxed currently on dividends.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Fund’s Statement of Additional Information under the heading “Taxation of the Fund.”

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The Seligman Mutual Funds

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource complex of funds.

EQUITY

Specialty

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in the communications, information and related industries.

Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term capital appreciation.

Seligman International Growth Fund

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

Real Estate Securities

Seligman LaSalle Global Real Estate Fund

Seeks total return through a combination of current income and long-term capital appreciation by

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investing in equity and equity-related securities issued by global real estate companies such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund

Seeks to produce a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities.

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

*	A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Asset Allocation Series, Inc. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Asset Allocation Aggressive Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Asset Allocation Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

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Seligman Asset Allocation Moderate Growth Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Asset Allocation Balanced Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities and cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers three asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

Seligman TargETFund 2025

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETFund 2015

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core

Seeks capital appreciation and preservation of capital with current income.

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Other Information

Payments to Financial Institutions. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, ‘‘payments’’) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution’s organization, and may provide the distributor and its affiliates with preferred access to the financial institution’s registered representatives or preferred access to the financial institution’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution’s pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or

23

lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund’s management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that any increase would be offset by a decrease in its management fee paid by a Seligman fund.

24

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

25

Financial Highlights

The tables below are intended to help you understand the financial performance of the Fund’s Classes for the past five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend distributions, if any. Total returns do not reflect any sales charges, transaction costs on your investment or taxes. If such charges, costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS A
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income		0.040	0.039	0.022	0.004
Less distributions:
Dividends from net investment income		(0.040)	(0.039)	(0.022)	(0.004)
Net asset value, end of year		$1.000	$1.000	$1.000	$1.000
Total Return		4.09%	3.95%	2.20%	0.43%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)		$132,924	$124,223	$132,506	$143,464
Ratio of expenses to average net assets		0.86%	0.90%	0.86%	0.84%
Ratio of net investment income to average net assets		4.03%	3.86%	2.15%	0.40%
Without management fee waiver:*
Ratio of expenses to average net assets					0.85%
Ratio of net investment income to average net assets					0.39%

See	footnotes on page 28.

26

CLASS B
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income		0.030	0.028	0.011	0.001
Less distributions:
Dividends from net investment income		(0.030)	(0.028)	(0.011)	(0.001)
Net asset value, end of year		$1.000	$1.000	$1.000	$1.000
Total Return		3.00%	2.85%	1.11%	0.07%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)		$7,458	$8,860	$12,961	$21,214
Ratio of expenses to average net assets		1.86%	1.89%	1.85%	1.18%
Ratio of net investment income to average net assets		3.03%	2.86%	1.16%	0.07%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets				1.86%	1.85%
Ratio of net investment income (loss) to average net assets				1.15%	(0.60)%

CLASS C
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income		0.033	0.032	0.016	0.001
Less distributions:
Dividends from net investment income		(0.033)	(0.032)	(0.016)	(0.001)
Net asset value, end of year		$1.000	$1.000	$1.000	$1.000
Total Return		3.32%	3.20%	1.56%	0.09%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)		$4,011	$3,629	$4,248	$4,693
Ratio of expenses to average net assets		1.60%	1.58%	1.44%	1.16%
Ratio of net investment income to average net assets		3.29%	3.19%	1.56%	0.09%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets					1.57%
Ratio of net investment loss to average net assets					(0.32)%

See	footnotes on page 28.

27

CLASS R
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of period		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income		0.038	0.036	0.019	0.002
Less distributions:
Dividends from net investment income		(0.038)	(0.036)	(0.019)	(0.002)
Net asset value, end of period		$1.000	$1.000	$1.000	$1.000
Total Return		3.83%	3.69%	1.94%	0.24%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)		$554	$486	$499	$2
Ratio of expenses to average net assets		1.11%	1.15%	1.11%	1.01%
Ratio of net investment income to average net assets		3.78%	3.61%	1.90%	0.24%
Without management fee waiver and expense reimbursement:*
Ratio of expenses to average net assets					1.10%
Ratio of net investment income (loss) to average net assets					0.15%

*	Seligman, the Fund’s investment manager prior to November 7, 2008, at its discretion, reimbursed certain class-specific expenses of certain share classes to allow those classes to declare dividends equal to selected minimum annual rates. Absent such reimbursements, returns would have been lower.

28

How to Contact Us

The Fund

Write to	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, Minnesota 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Your Regular (Non-Retirement) Account

Write to	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Your Retirement Account

Write to	Retirement Plan Services Seligman Data Corp. 100 Park Avenue New York, NY 10017

Phone	Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

29

For More Information

The below information is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

Information about the Fund, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site: www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-2650

Prospectus

May 1, 2009

Class I Shares

Seligman

Cash Management Fund, Inc.

A Money Market Mutual Fund Seeking to Preserve Capital and to Maximize Liquidity and Current Income

As with all mutual funds, the Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Not FDIC Insured    ■    May Lose Value    ■    No Bank Guarantee

TXCM1 5/2009 CI

For More Information	back cover

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of the Fund having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments became the new investment manager of the Fund effective, November 7, 2008.

RiverSource Complex of Funds

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including the Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Although the Seligman funds share the same Board of Directors/Trustees as the RiverSource funds (the “Board”), they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

The Fund

Investment Objectives

The Fund’s investment objectives are to preserve capital and to maximize liquidity and current income.

Principal Investment Strategies

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper, short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund’s Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund’s Board of Directors. The investment manager continuously monitors the quality of the Fund’s investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US government securities and in securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

In pursuit of the Fund’s objective, the investment manager (RiverSource Investments) chooses investments by:

■	Considering opportunities and risks given current interest rates and anticipated interest rates.

■	Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

■

The issuer’s credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).

■	Political, economic, or other events could affect the issuer’s performance.

■	The investment manager identifies a more attractive opportunity.

■	The issuer or the security continues to meet the other standards described above.

The Fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The Fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the Fund may invest in futures contracts without registering with the CFTC.

The Fund’s investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund’s Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

Principal Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund’s assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Website References

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Past Performance

The performance information on the following page provides some indication of the risks of investing in the Fund by showing how the performance of Class I shares has varied from year to year.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.

Both the bar chart and the table assume that all dividends were reinvested. Class I shares are not subject to any sales charges. For certain periods presented, the investment manager reimbursed certain expenses of the Fund in order for those classes to declare dividends equal to selected minimum annual rates. In particular, for the period January 1 to February 15, 2005, the minimum annual dividend rate was 0.20%. Absent such reimbursement, returns would have been lower. The investment manager may at its discretion, reimburse certain expenses of Class I shares to maintain a positive dividend. Absent such expense reimbursements, the dividend rate in respect of Class I shares could be negative. There is no guarantee that the investment manager will reimburse expenses, and may discontinue such reimbursements at any time.

2

Class I Annual Total Returns – Calendar Years

Best quarter return: 1.13% – quarter ended 12/31/06.

Worst quarter return: 0.07% – quarter ended 9/30/03.

Average Annual Total Returns – Periods Ended 12/31/08

	One Year		Five Years		Since Inception 11/30/01
Class I		%		%		%

The Fund’s Class I shares’ 7-day yield as of December 31, 2008 was     %.

To obtain the Fund’s current 7-day yield, you may call (800) 622-4597.

3

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) on Purchases	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
(as a percentage of average net assets)
Management Fees	0.41%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	%
Total Annual Fund Operating Expenses	%

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund’s total annual operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$	$	$	$

Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as shareholder account services, registration, custody, auditing and legal fees.

4

Management

On November 7, 2008, RiverSource Investments completed its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the Seligman Group of Funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the Seligman Group of Funds, RiverSource Investments manages investments for the RiverSource funds, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund will pay RiverSource Investments a fee for managing its assets (Seligman no longer receives a management fee effective November 7, 2008). The fee structure under which the Fund paid management fees has been eliminated. Prior to November 7, 2008, the Fund calculated the fee rate, as a percentage of the Fund’s daily net assets, on a scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman. Instead, effective November 7, 2008 the Fund will pay RiverSource Investments a management fee equal to an annual rate of 0.40% of the Fund’s average daily net assets. For the year ended December 31, 2008, the management fee paid by the Fund to Seligman was equal to an annual rate of [0.41%] of the Fund’s average daily net assets. From time to time, Seligman has agreed to reimburse a portion of the class-specific expenses of certain share classes in order for those classes to declare dividends equal to selected minimum annual rates. From February 16, 2005 through the date of this Prospectus, Seligman did not reimburse the Fund’s Class I shares’ expenses, and there currently is no minimum annual dividend rate. Seligman may at its discretion, reimburse certain expenses of Class I shares to maintain a positive dividend. Absent such expense reimbursements, the dividend rate in respect of Class I shares could be negative. There is no guarantee that Seligman will reimburse expenses, and may discontinue such voluntary expense reimbursements at any time.

On July 29, 2008, the Fund’s Board met to discuss, prior to shareholder approval, the Management Agreement between the Fund and RiverSource Investments. A discussion regarding the basis for the Board approving the Management Agreement was included in the Fund’s proxy statement, dated August 27, 2008, and is available in the Fund’s annual shareholder report for the year ended December 31, 2008.

Affiliates of RiverSource Investments:

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”):

A distributor of the Seligman mutual funds and the RiverSource complex of funds; responsible for accepting orders for purchases and sales of Fund shares.

RiverSource Services, Inc., formerly Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (“SDC”):

The Fund’s shareholder service agent; provides shareholder account services to the Fund at cost.

Ameriprise Financial:

Provides or compensates others to provide administrative services to the Seligman Group of Funds, as well as the RiverSource complex of funds.

5

Regulatory Matters

In late 2003, J. & W. Seligman & Co. Incorporated (Seligman) conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, SDC and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Seligman Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Seligman Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Seligman Funds. Information regarding certain legal proceedings may be found in the Seligman Funds’ shareholder reports and SAIs. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

6

Shareholder Information

The Fund offers five Classes of shares (C2 shares are not available for purchase). Only Class I shares are offered by this Prospectus. The Fund’s Board of Directors believes that no conflict of interest currently exists among the Fund’s Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or SDC, as the case may be, accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request. However, the distributor may reject any request to purchase shares under the circumstances discussed later in this Prospectus under the captions “Important Policies That May Affect Your Account” and “Frequent Trading of Fund Shares.” Authorized financial intermediaries or their designees are responsible for forwarding your order in a timely manner.

NAV: Computed separately for each Class by dividing that Class’s share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by an authorized financial intermediary or its designee after the close of regular trading on the New York Stock Exchange (“NYSE”), the order will be executed at the Class’s NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class’s per share NAV.

The NAV of the Fund’s shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. The Fund seeks to maintain a constant NAV of $1.00 per share. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities. For more information regarding this method of valuation, please consult the Fund’s Statement of Additional Information.

How to Buy Fund Shares

Class I shares are not subject to any initial or contingent deferred sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by (i) a “qualified tuition program” (within the meaning of Section 529 of the Internal Revenue Code) approved by the distributor, (ii) certain qualified employee benefit plans offered to employees of Seligman and its affiliates and SDC, as available, (iii) any qualified or non-qualified employee benefit plan or arrangement (“Benefit Plan”) with over $200 million in assets that is approved by the distributor, (iv) with respect to a specific Seligman fund in the Seligman Group of Funds, any Benefit Plan or other investor that makes an initial investment of $3,000,000 or more in Class I Shares of that Seligman fund, (v) any Benefit Plan with at least $25 million in assets purchasing Class I shares through a financial intermediary that has been authorized by the distributor to offer Class I shares pursuant to a written agreement, and (vi) any investor approved by the distributor that makes an initial, combined investment of at least $5 million in the Class I

7

shares of two or more Seligman mutual funds. Each eligible investor is required to have a single account and trade electronically with SDC either through the electronic trading platform operated by the National Securities Clearing Corporation (NSCC) or other electronic means acceptable to SDC. Benefit Plans that have the same sponsor (or sponsors affiliated with one another) (“Affiliated Benefit Plans”) may aggregate their investments for determining eligibility to invest in Class I shares. However, any Benefit Plan not otherwise eligible on its own to invest in Class I shares must place orders for shares of a Seligman fund through a single account maintained for the benefit of its Affiliated Benefit Plans.

To make your initial investment in the Fund, an account must be established with SDC.

How to Exchange Shares Among the Seligman Mutual Funds

The Seligman Group of Funds are part of the RiverSource complex of funds which, in addition to RiverSource funds, includes RiverSource Partners funds and Threadneedle funds. Each of the funds in the RiverSource complex shares the same Board of Directors/Trustees. However, the Seligman Group of Funds do not share the same policies and procedures, as set forth in the Shareholder Information section of this prospectus, as the other funds in the RiverSource complex and may not be exchanged for shares of RiverSource funds, RiverSource Partners funds or Threadneedle funds.

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund’s current prospectus to determine if it offers Class I shares. Exchanges will be made at each fund’s respective NAV. Exchanges generally must be requested in writing and received by the distributor or SDC by 4:00 p.m. Eastern time to receive that day’s NAV.

How to Sell Shares

Shares of the Fund can be redeemed in the same manner that shares can be purchased, as described under the heading “How to Buy Fund Shares.” SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Important Policies That May Affect Your Account

To protect you and other shareholders, the Fund reserves the right to:

■	Refuse any request to buy Fund shares;

■	Reject any request received by telephone;

■	Close your account if it does not have a certified taxpayer identification number (this is your social security number for individuals);

■	Request additional information or close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering; and

■	Close your account if your account remains below $250,000 for a period of at least six months.

Frequent Trading of Fund Shares

As a matter of policy, the Fund discourages frequent trading of Fund shares. However, since money-market funds are often used by investors as short-term investments or in a manner similar to a

8

checking account, the Fund has not adopted policies and procedures that restrict the number of exchanges into and out of (or purchases and sales from) the Fund. The investment manager also believes that money-market funds such as the Fund are not typically targets of abusive trading practices as these types of funds generally seek to maintain a constant net asset value (in the case of the Fund, $1.00 per share). Notwithstanding the forgoing, the Fund, the distributor or SDC (the Funds’ shareholder service agent) (referred to collectively below as the “Seligman Entities”) may under certain circumstances refuse initial or additional purchases of Fund shares by any person for any reason, including if that person is believed to be engaging, or suspected of engaging, in inappropriate frequent trading of shares of funds in the Seligman Group of Funds. In addition, the Seligman Entities may under certain circumstances refuse to accept exchange requests for accounts of any person that has had a previous pattern of frequent trading of shares of other Seligman mutual funds in excess of the guidelines set forth in the prospectuses of such other Seligman funds (excluding purchases via a direct deposit through an automatic payroll deduction program or purchases by the funds of Seligman Asset Allocation Series, Inc. in the ordinary course of implementing their asset allocation strategies). Furthermore, if you purchase shares of the Fund through a financial intermediary, your ability to purchase or exchange shares of the Fund could be limited if your account is associated with a person (e.g., broker or financial advisor) previously identified by the Seligman Entities as engaging in frequent trading activity.

Frequent trading in the Fund’s shares could result in the Fund engaging in additional portfolio transactions. Increased portfolio transactions could correspondingly increase the Fund’s operating costs and decrease the Fund’s investment performance.

Dividend Distributions

The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business.

Dividend:

A payment by a mutual fund, usually derived from a fund’s net investment income (dividends and interest earned on portfolio securities less expenses).

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund’s assets before it calculates its NAV.

Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:

(1)	reinvest dividends in shares; or
(2)	receive dividends in cash.

If you want to change your election, you may send written instructions to SDC at P.O. Box 9759, Providence, RI 02940-9759, or, if you have telephone services, you, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend.

Dividend distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check or by wire transfer, or, if you have current ACH bank information on file, directly deposited into a predesignated bank account, typically within 2 business days from the payable date.

Dividend distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the payable date.

9

Taxes

The tax treatment of dividend distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Dividends paid by the Fund are generally taxable to you as ordinary income. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder’s situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

For further information, please see the Fund’s Statement of Additional Information under the section entitled “Taxation of the Fund.”

10

The Seligman Mutual Funds

Shares of the following Seligman mutual funds may be exchanged for one another, but shares of these Seligman mutual funds may not, at the current time, be exchanged for shares of the other funds in the RiverSource complex of funds.

EQUITY

Specialty

Seligman Communications and Information Fund†

Seeks capital appreciation by investing in companies operating of the communications, information and related industries.

Seligman Emerging Markets Fund†

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Small Company

Seligman Frontier Fund†

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund†

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Smaller-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks of smaller companies, deemed to be “value” companies by the investment manager.

Medium Company

Seligman Capital Fund†

Seeks capital appreciation by investing in the common stocks of medium-sized companies.

Large Company

Seligman Common Stock Fund†

Seeks total return through a combination of capital appreciation and current income.

Seligman Global Growth Fund†

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund†

Seeks long-term capital appreciation.

Seligman International Growth Fund†

Seeks long-term capital appreciation by generally investing in securities of large- and mid-capitalization growth companies in the international markets.

Seligman Large-Cap Value Fund†

Seeks long-term capital appreciation by investing in common stocks of large companies, deemed to be “value” companies by the investment manager.

Balanced

Seligman Income and Growth Fund†

Seeks total return through a combination of capital appreciation and income consistent with what is believed to be a prudent allocation between equity and fixed-income securities.

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Real Estate Securities

Seligman LaSalle Global Real Estate Fund†

Seeks total return through a combination of current income and long-term capital appreciation by investing in equity and equity-related securities issued by global real estate companies such as US real estate investment trusts (REITs) and similar entities outside the US.

Seligman LaSalle Monthly Dividend Real Estate Fund†

Seeks to provide a high level of current income with capital appreciation as a secondary objective by investing in equity and equity-related securities issued by real estate companies, such as real estate investment trusts (REITs).

FIXED-INCOME

Income

Seligman High-Yield Fund†

Seeks a high level of current income and may also consider the potential for capital appreciation consistent with prudent investment management. The Fund invests primarily in non-investment grade, high-yield securities.

Seligman Core Fixed Income Fund†

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective. The Fund invests a significant portion of its assets in investment grade fixed-income securities .

Seligman U.S. Government Securities Fund

Seeks a high level of current income consistent with prudent investment risk primarily by investing in a diversified portfolio of securities issued or guaranteed by the US government, its agencies or instrumentalities, or government sponsored enterprises.

Municipal

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California	Louisiana	New Jersey
• High-Yield	Maryland	New York
• Quality	Massachusetts	North Carolina
Colorado	Michigan	Ohio
Florida	Minnesota	Oregon
Georgia	Missouri	Pennsylvania
South Carolina

* A small portion of income may be subject to state and local taxes.

Money Market

Seligman Cash Management Fund†

Seeks to preserve capital and to maximize liquidity and current income by investing only in high-quality money market securities. The Fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Asset Allocation Series, Inc. offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Asset Allocation Aggressive Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

† Offers Class I shares.

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Seligman Asset Allocation Growth Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Asset Allocation Aggressive Growth Fund.

Seligman Asset Allocation Moderate Growth Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as real estate securities and domestic fixed-income securities.

Seligman Asset Allocation Balanced Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization dividend producing domestic and international equity securities supplemented by a larger allocation to real estate securities as well as domestic fixed-income securities, cash and cash equivalents than Seligman Asset Allocation Moderate Growth Fund.

Seligman TargetHorizon ETF Portfolios, Inc. offers three asset-allocation mutual funds that seek to achieve their respective investment objectives by allocating their assets among exchange-traded funds (ETFs).

Seligman TargETFund 2045†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2045 approaches.

Seligman TargETFund 2035†

Seeks capital appreciation until migration, and thereafter capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2035 approaches.

Seligman TargETFund 2025†

Seeks capital appreciation consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2025 approaches.

Seligman TargETF und 2015†

Seeks capital appreciation and current income consistent with a strategy of steadily decreasing emphasis on capital appreciation and steadily increasing emphasis on capital preservation and current income as the year 2015 approaches.

Seligman TargETFund Core†

Seeks capital appreciation and preservation of capital with current income.

† Offers Class I shares.

13

Other Information

Payments to Financial Institutions. The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial institutions, including inter-company allocation of resources or payments to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, ‘‘payments’’) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial institution may elevate the prominence or profile of the fund within the financial institution’s organization, and may provide the distributor and its affiliates with preferred access to the financial institution’s registered representatives or preferred access to the financial institution’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial institution’s pecuniary interest and its duties to its customers, for example, if the financial institution receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial institution or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial institution, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial institution, and the access the distributor or other representatives of the fund may have within the financial institution for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial institution and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges—fees that a financial institution charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial institution (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or

14

lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial institutions and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of RiverSource fund assets (in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

The financial institution through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial institution.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to SDC, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Administrative services are provided without charge to the Seligman funds by Ameriprise Financial under a separate administrative services agreement with each such fund, rather than by RiverSource Investments under a Seligman fund’s management agreement. The fees under the administrative services agreement may be raised without shareholder approval, although RiverSource Investments expects that any increase would be offset by a decrease in its management fee paid by a Seligman fund.

15

Affiliated Products. RiverSource Investments also serves as investment manager to Seligman funds and RiverSource funds which are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other Seligman funds and RiverSource funds, respectively, (Funds of Funds) and to discretionary managed accounts that invests exclusively in the funds (collectively referred to as ‘‘affiliated products’’). These affiliated products, individually or collectively, may own a significant percentage of the fund’s outstanding shares. The fund may experience relatively large purchases or redemptions from the affiliated products. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, the fund may experience increased expenses as it buys and sells securities to manage transactions for the affiliated products. In addition, because the affiliated products may own a substantial portion of the fund, a redemption by one or more affiliated products could cause the fund’s expense ratio to increase as the fund’s fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts.

16

Financial Highlights

The table below is intended to help you understand the financial performance of the Fund’s Class I shares for the past five years. Certain information reflects financial results for a single share of Class I shares held throughout the periods shown. Per share amounts are calculated based on average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in the Fund’s Class I shares, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes. If such costs or taxes were reflected, total returns would have been lower. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has audited this information. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CLASS I
	Year Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
Net asset value, beginning of year		$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income		0.043	0.042	0.024	0.007
Less distributions:
Dividends from net investment income		(0.043)	(0.042)	(0.024)	(0.007)
Net asset value, end of year		$1.000	$1.000	$1.000	$1.000
Total Return		4.36%	4.23%	2.48%	0.69%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)		$14,511	$11,558	$13,242	$11,256
Ratio of expenses to average net assets		0.59%	0.60%	0.58%	0.57%
Ratio of net investment income to average net assets		4.30%	4.16%	2.43%	0.68%

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How to Contact Us

The Fund

Write	Corporate Communications/Investor Relations Department Ameriprise Financial, Inc. 200 Ameriprise Financial Center Minneapolis, Minnesota 55474

Phone	Toll-free in the US (800) 221-7844 Outside the US (212) 850-1864

Account Services

Write	Shareholder Service Agent/Seligman Group of Funds Seligman Data Corp.

For investments into an account	P.O. Box 9766 Providence, RI 02940-9766

For non-investment inquiries	P.O. Box 9759 Providence, RI 02940-9759

For matters requiring overnight delivery	101 Sabin St. Pawtucket, RI 02860

Phone	Non-Retirement Accounts Toll-free in the US (800) 221-2450 Outside the US (212) 682-7600

Retirement Plan Services Toll-free (800) 445-1777

24-hour automated telephone access is available by calling (800) 622-4597 on a touchtone telephone.

You will have instant access to price, yield, account balance, most recent transaction, and other information.

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For More Information

The information below is available, without charge, upon request by calling toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

The Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

Annual/Semi-Annual Reports contain additional information about each Fund’s investments. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund’s SAI and most recent Annual/Semi-Annual Reports are also available, free of charge, at www.seligman.com.

This Prospectus is intended for use in connection with certain tax-deferred investment programs and other investors.

Information about the Fund, including the SAI, can be viewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 551-8090. The Prospectus, SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC’s internet site: www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

The website references in this Prospectus are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this Prospectus.

SEC File Number:    811-2650

SELIGMAN CASH MANAGEMENT FUND, INC.

(the “Fund”)

Statement of Additional Information

May 1, 2009

200 Ameriprise Financial Center

Minneapolis, MN 55474

(212) 850-1864

Toll Free Telephone: (800) 221-2450

For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777

Effective November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments” or “investment manager”), investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), completed its acquisition (the “Acquisition”) of J. & W. Seligman & Co. Incorporated (“Seligman”). With the Acquisition completed and shareholders of Seligman Cash Management Fund, Inc. (the “Fund”) having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between RiverSource Investments and the Fund, RiverSource Investments became the new investment manager of the Fund, effective November 7, 2008.

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the Fund’s current Prospectus, dated May 1, 2009, offering Class A shares, Class B shares, Class C2 shares (not available after May 16, 2008), Class C shares and Class R shares, and the Fund’s current Prospectus, dated May 1, 2009 offering Class I shares (together, the “Prospectuses”). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Fund at the above address or telephone numbers, respectively.

The financial statements and notes included in the Fund’s Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.

The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. RiverSource funds, RiverSource Partners funds and Threadneedle funds share the same Board of Directors/Trustees (the “Board”), and the same policies and procedures. Although the Seligman funds, including the Fund, share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource funds, RiverSource Partners funds or Threadneedle funds.

The Fund is governed by a Board that meets regularly to review a wide variety of matters affecting the Fund. Detailed information about fund governance, the funds’ investment manager, RiverSource Investments and other aspects of fund management can be found by referencing the Table of Contents below.

The website references in this SAI are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this SAI.

TXCM1A

Fund History

The Fund was incorporated under the laws of the state of Maryland on July 12, 1976. As of November 7, 2008, the Fund is part of the RiverSource complex of funds. The RiverSource complex of funds includes a comprehensive array of funds managed by RiverSource Investments, including the Fund and the other Seligman mutual funds.

Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund’s investments and risks supplements the information contained in the Fund’s Prospectuses.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Fund’s Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a US government security) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (“NRSRO’s”) such as Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund’s best interest.

Presently, the Fund only invests in either US government securities or securities that are rated in the top category by Moody’s and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO’s, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security.

Commercial Paper and Short-Term Corporate Debt Securities. The Fund may invest in commercial paper and short-term corporate debt securities. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies to finance short-term credit needs. Corporate debt securities include bonds and notes issued by corporations to finance longer-term credit needs. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Money Market Instruments. The Fund invests in high-quality money market instruments having a remaining maturity of 13 months (397 days) or less, including the following:

US Government, Agency and Instrumentality Obligations. These securities are issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as US Treasury Bills, notes, and bonds; others are guaranteed by the US Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Association. There can be no assurance that the US Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

Bank Obligations. These instruments include obligations of domestic banks (including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bank notes, bankers’ acceptances, fixed time deposits and commercial paper. Investments in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Negotiable certificates of deposit are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specific rate of return, and are negotiable. Bankers’ acceptances are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity. Fixed time deposits represent funds deposited in a bank. They are for a definite period of time and earn a specific rate of return. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Repurchase Agreements. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve US Government securities. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

The Fund will not invest more than 10% of its assets in repurchase agreements of more than one week’s duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any. The Fund has not loaned any portfolio securities to date.

Except as otherwise specifically noted above, the Fund’s investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fundamental Restrictions

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund’s outstanding voting securities. Under these policies, the Fund may not:

•	Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

•

Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

•	Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

•	Underwrite the securities of other issuers; make “short” sales of securities, or purchase securities on “margin”; write or purchase put or call options;

•

Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the US Government or its agencies or instrumentalities or banks or bank holding companies;

•

Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities;

•

Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

•

Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

•	Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

•

Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

•

Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund’s obligations under its deferred compensation plan for directors.

The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (“1940 Act”), a “vote of a majority of the outstanding voting securities” of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders’ meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Disclosure of Portfolio Holdings

The Fund’s full portfolio holdings, as well as portfolio weightings, are published quarterly, generally no sooner than 15 calendar days after the end of each calendar quarter on the website of the Fund’s distributor, RiverSource Fund Distributors, Inc., formerly Seligman Advisors, Inc. (the “distributor”) (www.seligman.com). In addition, the Fund’s top 10 holdings and the aggregate weighting of the top 10 holdings are published monthly, generally no sooner than 5 business days after the end of each month. Employees may freely distribute the Fund’s portfolio holdings information described above to third parties the day after such information appears on the distributor’s website. The foregoing monthly and quarterly information will remain available on the distributor’s website for at least 5 months from the end of the period shown.

In accordance with the policies and procedures approved by the Fund’s Board of Directors, the Fund’s portfolio holdings may be disclosed to certain parties prior to its public release if the disclosure is intended for research or other legitimate business purposes and the recipient is subject to a duty of confidentiality. Disclosures of portfolio holdings for such purposes (which may be on-going) are considered on a case-by-case basis, and the Fund’s procedures require the prior written approval of the Chief Investment Officer of RiverSource Investments (or its designee) and the Fund’s Chief Compliance Officer (“CCO”) with respect to disclosures intended for research purposes and the President of RiverSource Investments or the distributor (or their respective designees) and the Fund’s CCO with respect to disclosures intended for other legitimate business purposes. In connection with the

CCO’s review and approval, the CCO considers whether such disclosure is in the best interests of the Fund. If prior approval is granted, the recipient must enter into a written agreement prior to the release of the Fund’s portfolio holdings information that includes, among other things, a requirement that the holdings be kept confidential and places limits on the use of the information for trading purposes. The CCO, who reports directly to the Fund’s Board of Directors regarding compliance with the Fund’s policies, and RiverSource Investments’ Chief Compliance Officer monitor compliance with this policy.

In addition, the Fund’s policies expressly permit RiverSource Investments’ employees to release the Fund’s holdings information without a confidentiality agreement as necessary to facilitate the execution of securities transactions or to respond to questions about RiverSource Investments’ views on individual securities or whether the Fund owns or does not own a particular security, provided that individual securities weightings will not be disclosed unless such weightings are otherwise provided in the quarterly disclosure noted above. Portfolio managers (or their designees) may also disclose certain information about individual securities or information about a particular investment style on an occasional basis to third parties for research purposes, provided that the information does not include the name of the Fund or the weightings of particular securities unless otherwise provided in the quarterly disclosure noted above. The Fund may also permit its auditors to have access to the Fund’s portfolio holdings as necessary in connection with their auditing services.

Currently, RiverSource Investments has entered into ongoing arrangements to disclose the Fund’s portfolio holdings prior to the public disclosure of such information with the following third party research providers: Salomon Analytics Inc. and Bloomberg POM. The portfolio holdings are released to these research providers on an as-needed basis (including daily, if necessary). In addition, RiverSource Investments discloses the Fund’s portfolio holdings to State Street Bank and Trust Company (“SSBT”) in connection with back-office, custodial and/or administrative services provided by SSBT, and to Risk Metrics Group (formerly Institutional Shareholder Services) (“Risk Metrics”) in connection with proxy voting services provided. RiverSource Investments discloses portfolio holdings to the third parties listed above, on a daily basis. Accordingly, the time elapsed between the date of such information and the date of its disclosure is generally less than 24 hours.

All of the above mentioned disclosures have been approved, as applicable, and are made pursuant to the terms of confidentiality agreements or provisions that prohibit the disclosure and restrict the use of the holdings information. No compensation is received by any party in consideration of the disclosure of the Fund’s portfolio holdings pursuant to these arrangements.

Management of the Fund

Board Members and Officers

Shareholders elect a Board that oversees the Fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

On November 7, 2008, RiverSource Investments, a wholly-owned subsidiary of Ameriprise Financial, announced the closing of its Acquisition of Seligman, 100 Park Avenue, New York, New York 10017. With the Acquisition completed and shareholders having previously elected (at a special meeting held on November 3, 2008) ten new directors (collectively, the “New Board Members”), the New Board Members took office on November 7, 2008. The New Board Members are: Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., Catherine James Paglia, Alison Taunton-Rigby and William F. Truscott. Messrs. Leroy C. Richie and John F. Maher, who were members of the Board prior to November 7, 2008, will continue to serve on the Board after the Acquisition, which would result in an overall increase from ten directors to 12 directors.

Information with respect to the members of the Board is shown below. Each member oversees 163 portfolios in the fund complex managed by RiverSource Investments, which includes 59 Seligman funds and 104 RiverSource funds. Board members serve until the next regular shareholders’ meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	Attorney; Chief Justice, Minnesota Supreme Court, 1998-2006	None	Board Governance, Compliance, Investment Review, Joint Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Chair, RiverSource Funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 54	Board member since November 7, 2008	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Joint Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since November 7, 2008	Trustee Professor of Economics and Management, Bentley College; Former Dean, McCallum Graduate School of Business, Bentley College	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 74	Board member since November 7, 2008	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Joint Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 73	Board member since November 7, 2008	Former Managing Director, Shikiar Asset Management	American Progressive Insurance	Distribution, Investment Review, Joint Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 70	Board member since November 7, 2008	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since 2006	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Joint Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 2000	Counsel, Lewis & Munday, P.C. (law firm), since 1987; and Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation, 1990-1997	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Independent Board Members

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 64	Board member since November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Forester Biotech	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

Board Member Affiliated With RiverSource Investments*

Name, Address, Age	Position with Fund and Length of Time Served	Principal Occupation During Last Five Years	Other Directorships	Committee Memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 48	Board member and Vice President since November 7, 2008	President – U.S. Asset Management and Chief Investment Officer, Ameriprise Financial, Inc. and President, Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC since 2005; Director, President and Chief Executive Officer, Ameriprise Certificate Company and; Chairman of the Board, Chief Executive Officer and President, RiverSource Distributors, Inc. since 2006; Chief Executive Officer and President, RiverSource Fund Distributors, Inc. since 2008; Senior Vice President – Chief Investment Officer, Ameriprise Financial, Inc.; and Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC, 2001-2005	None	Investment Review

*	Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the other officers are:

Fund Officers

Name, Address, Age	Position held with the Fund and Length of Service	Principal Occupation During Past Five Years
Patrick T. Bannigan 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	President since November 7, 2008	Director and Senior Vice President – Asset Management, Products and Marketing, RiverSource Investments, LLC and; Director and Vice President – Asset Management, Products and Marketing, RiverSource Distributors, Inc. since 2006; Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004

Fund Officers

Name, Address, Age	Position held with the Fund and Length of Service	Principal Occupation During Past Five Years
Michelle M. Keeley 172 Ameriprise Financial Center Minneapolis, MN 55474 Age 44	Vice President since November 7, 2008	Executive Vice President – Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC since 2006; Vice President – Investments, Ameriprise Certificate Company since 2003; Senior Vice President – Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 43	Vice President since November 7, 2008	Vice President – Asset Management and Trust Company Services, RiverSource Investments, LLC since 2006; Vice President – Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 49	Vice President, General Counsel and Secretary since November 7, 2008	Vice President and Chief Counsel – Asset Management, Ameriprise Financial, Inc. since 2005; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC since 2006; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Vice President – Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Lawrence P. Vogel 100 Park Avenue, New York, NY 10017 Age 52	Treasurer since 2000	Treasurer, Seligman Data Corp. since 2000. Senior Vice President, Investment Companies, J. & W. Seligman & Co. Incorporated, 1992 - 2008

Eleanor T.M. Hoagland 100 Park Avenue, New York, NY 10017 Age 57	Chief Compliance Officer since 2004; Money Laundering Prevention Officer and Identity Theft Prevention Officer since 2008	Chief Compliance Officer, RiverSource Investments, LLC since 2009; Chief Compliance Officer for each of the investment companies of the Seligman Group of Funds since 2004; Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer for each of the investment companies of the Seligman Group of Funds since 2008; Managing Director, J. & W. Seligman & Co. Incorporated, and Vice-President of each of the investment companies of the Seligman Group of Funds, 2004 - 2008

The Board initially approves an investment management services agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

As of November 7, 2008, the Board has organized the following committees to facilitate its work (accordingly, no committee meetings have been held prior to such date):

Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the chairperson of the Board in relation to furthering the interests of the Fund and their shareholders on external matters.

Compliance Committee. This committee supports the Fund’s maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Fund or its key service providers; developing and implementing, in coordination with the Fund’s Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Fund’s CCO to meet with independent Board members on a regular basis to discuss compliance matters.

Contracts Committee. This committee reviews and oversees the contractual relationships with service providers and receives and analyzes reports covering the level and quality of services provided under contracts with the Fund. It also advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee. This committee reviews and supports product development, marketing, sales activity and practices related to the Fund, and reports to the Board as appropriate.

Executive Committee. This committee acts for the Board between meetings of the Board.

Investment Review Committee. This committee reviews and oversees the management of the Fund’s assets and considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Joint Audit Committee. This committee oversees the accounting and financial reporting processes of the Fund and internal controls over financial reporting and oversees the quality and integrity of the Fund’s financial statements and independent audits as well as the Fund’s compliance with legal and regulatory requirements relating to the Fund’s accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Fund’s independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

Beneficial Ownership of Shares

As of December 31, 2008, the Directors beneficially owned shares in the Fund and the RiverSource complex of funds (which includes the Seligman funds) as follows:

Name	Dollar Range of Fund Shares Owned by Director	Aggregate Dollar Range of Shares Owned by Director in the Seligman Group of Funds (*)
INDEPENDENT BOARD MEMBERS
Kathleen Blatz	None	Over $100,000
Arne H. Carlson	None	Over $100,000
Pamela G. Carton	None	$50,001-$100,000
Patricia M. Flynn	None	Over $100,000
Anne P. Jones	None	Over $100,000
Jeffrey Laikind	None	Over $100,000
Stephen R. Lewis, Jr.	None	Over $100,000
John F. Maher	None	Over $100,000
Catherine James Paglia	None	Over $100,000
Leroy C. Richie	None	Over $100,000
Alison Taunton-Rigby	None	Over $100,000
AFFILIATED BOARD MEMBERS
William F. Truscott	None	Over $100,000

*	Total includes deferred compensation invested in share equivalents.

Compensation [[TO UPDATE]]

None of the New Board Members received any compensation from the Fund or any of the other Seligman funds for the fiscal year ended December 31, 2008. The New Board Members became Directors of the Fund and the other funds in the RiverSource Group of Funds effective November 7, 2008 at the completion of RiverSource Investments’ Acquisition of Seligman. Messrs. Richie and Maher became directors/trustees of the RiverSource funds on November 12, 2008 and December 10, 2008, respectively. Accordingly, they did not receive any compensation from the RiverSource Group of Funds during the fiscal year ended December 31, 2008. The “total compensation” received by the New Board Memebers relates only to the RiverSource funds.

Name and Position with Fund	Aggregate Compensation from Fund (1)		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total compensation from Fund and Fund Complex Paid to Directors (1)(2)
Kathleen Blatz		N/A	N/A	$	___________
Arne H. Carlson		N/A	N/A		___________
Pamela G. Carton		N/A	N/A		___________
Patricia M. Flynn (3)		N/A	N/A		___________
Anne P. Jones		N/A	N/A		___________
Jeffrey Laikind		N/A	N/A		___________
Stephen R. Lewis, Jr. (3)		N/A	N/A		___________
John F. Maher (4)	$	________	N/A		___________
Catherine James Paglia (3)		N/A	N/A		___________
Leroy C. Richie		________	N/A		___________
Alison Taunton-Rigby		N/A	N/A		___________

(1)	For the Fund’s fiscal year ended December 31, 2008. Messrs. Maher and Richie did not receive any compensation with respect to the RiverSource funds for the fiscal year ended December 31, 2008. The New Board Members did not receive any compensation from the Seligman funds for the fiscal year ended December 31, 2008.

(2)	At December 31, 2008, the New Board Members had oversight responsibilities for the Seligman funds, which consisted of 59 investment companies, including the Fund, and oversight responsibilities for the RiverSource funds, which consisted of 104 investment companies.

(3)	Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total compensation payable during the period in the amount of $ , $ and $ , respectively.

(4)	Compensation is being deferred.

The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Fund’s Chief Compliance Officer, Counsel to the independent Board members, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

The independent Board members are paid an annual retainer of $95,000. Committee and sub-committee Chairs each receive an additional annual retainer of $5,000. In addition, independent Board members are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. The Board’s Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the “Deferred Plan”). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and, as available, the Seligman funds, and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.

Code of Ethics

The funds in the RiverSource Group of Funds (which includes the Seligman funds), RiverSource Investments, the investment manager for the Seligman funds, and the distributor for the Seligman funds, have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated person of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstances under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

Control Persons and Principal Holders of Securities

Control Persons

As of January 30, 2009, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of January 30, 2009, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares of the Fund:

Name and Address	Class	Percentage of Total Shares Held
Seligman Advisors, Inc., Attn: Controller, 100 Park Avenue, New York, New York 10017	A	9.80%
CitiGroup Global House Accounts, Attn: Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	B	6.70%
CitiGroup Global House Accounts, Attn: Peter Booth, 7th Floor, 333 West 34th Street, New York, NY 10001	C2	7.75%
State Street Bank & Trust Company FBO Accounts, Thibodaux, LA 70301	C2	5.15%
State Street Bank & Trust Company FBO Accounts, Clemmons, NC 27012	C2	5.02%
Patterson & Co. FBO J. & W. Seligman Matched Accumulation Plan, 1525 West Wt. Harris Blvd., Charlotte, NC 28288	I	25.64%
Fisher Foundation, Easton, MD 21601	I	12.72%
Patricks Plain, LLC, Easton, MD 21601	I	12.72%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBI, 105 Rosemont Avenue, Westwood, MA 02090	I	10.23%
Patterson & Co. FBO Seligman Data Corp 401K Thrift Plan, 1525 West Wt. Harris Blvd., Charlotte, NC 28288	I	9.26%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBF, 105 Rosemont Avenue, Westwood, MA 02090	I	9.25%
State Street Bank & Trust Company FBO North Carolina College Savings Program-NCBF, 105 Rosemont Avenue, Westwood, MA 02090	I	8.56%

Management Ownership

As of January 30, 2009, Directors and officers of the Fund as a group owned less than 1% of the Fund’s Class A shares and Class I shares of the then outstanding shares of capital stock of the Fund. As of the same date, Directors and officers of the Fund did not own any Class B shares, Class C shares or Class R shares of the then outstanding shares of capital stock of the Fund.

Investment Advisory and Other Services

Investment Manager

With the completion of the Acquisition of Seligman by RiverSource Investments and with shareholders having previously approved (at a special meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments (the “Management Agreement”), RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is also the investment manager of the other funds in the RiverSource Group of Funds, which includes the “RiverSource” funds, the “RiverSource Partners” funds, “Threadneedle” funds and the “Seligman” funds, and is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Group of Funds, RiverSource Investments manages investments, itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products.

Effective November 7, 2008, the Fund will pay RiverSource Investments a fee for managing its assets (Seligman no longer receives a fee effective November 7, 2008). The fee structure under which the Fund paid management fees has been eliminated. Under the Agreement, the fee will be 0.40% of the fund’s daily net assets. For the years ended December 31, 2008, 2007 and 2006, the Fund paid Seligman (the Fund’s investment manager prior to November 7, 2008) $                    , $776,197 and $751,739, respectively, equal to [0.41]% per annum of the Fund’s average daily net assets. Beginning November 12, 2002, Seligman, at its discretion, agreed to reimburse portions of the class-specific expenses of Class B, Class C and Class R shares (commencing April 30, 2003) in order for those Classes to declare dividends equal to annual rate of 0.05%. Effective July 10, 2003, the reimbursement was changed to allow a minimum annual dividend rate of 0.05% for Class A shares and 0.01% for Classes B, C, and R shares. Effective July 15, 2004, the reimbursement was changed to allow a minimum annual dividend rate of 0.09% for Classes B, C and R shares. For the period January 1, 2005 to February 15, 2005, the minimum annual dividend rate was raised to 0.20%. From February 16, 2005 through December 31, 2007, Seligman did not reimburse the Fund’s expenses and there was no minimum annual dividend rate for the period. For the year ended December 31, 2005, the amount of expense reimbursement by Seligman to the Fund was $875, equal to 0.00% of the Fund’s Class B share’s average daily net assets.

The Fund pays all its expenses other than those assumed by the RiverSource Investments, including fees payable to RiverSource Investments for its services under the terms of the Management Agreement, taxes, brokerage commissions and charges in connection with the purchase and sale of assets, premium on the bond required by Rule 17g-1 under the Investment Company Act of 1940, fees and expenses of attorneys (i) it employs in matters not involving the assertion of a claim by a third party against the Fund, its Board members and officers, (ii) it employs in conjunction with a claim asserted by the Board against RiverSource Investments, except that RiverSource Investments shall reimburse the Fund for such fees and expenses if it is ultimately determined by a court of competent jurisdiction, or RiverSource Investments agrees, that it is liable in whole or in part to the Fund, (iii) it employs to assert a claim against a third party, and (iv) it or RiverSource Investments employs, with the approval of the Board, to assist in the evaluation of certain investments or other matters related to the management of the Fund, fees paid for the qualification and registration for public sale of the securities of the Fund under the laws of the United States and of the several states in which such securities shall be offered for sale, fees of consultants employed by the Fund, Board member, officer and employee expenses which shall include fees, salaries, memberships, dues, travel, seminars, pension, profit sharing, and all other benefits paid to or provided for Board members, officers and employees, directors and officers liability insurance, errors and omissions liability insurance, worker’s compensation insurance and other expenses applicable to the Board members, officers and employees, except the Fund will not pay any fees or expenses of any person who is an officer or employee of RiverSource Investments or its affiliates, filing fees and charges incurred by the Fund in connection with filing any amendment to its organizational documents, or incurred in filing any other document with the state where the Fund is organized or its political subdivisions, organizational expenses of the Fund, expenses incurred in connection with lending portfolio securities of the Fund, expenses properly payable by the Fund and approved by the Board, and other expenses payable by the Fund pursuant to separate agreement of the Fund and any of its service providers.

The Management Agreement provides that it became effective on November 7, 2008 and shall continue in full force and effect until November 7, 2010, and from year to year thereafter if such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of Directors who are not parties to the Management Agreement or interested persons of any such party). The Management Agreement may be terminated by either the Fund or RiverSource Investments at any time by giving the other party 60 days’ written notice of such intention to terminate, provided that any termination shall be made without the payment of any penalty, and provided further that termination may be effected either by the Board or by a vote of the majority of the outstanding voting shares of the Fund. The Management Agreement will terminate automatically in the event of its assignment, as such term is defined in the 1940 Act.

Except for bad faith, intentional misconduct or negligence in regard to the performance of its duties under the Management Agreement, neither RiverSource Investments, nor any of its respective directors, officers, partners, principals, employees, or agents will be liable for any acts or omissions or for any loss suffered by the Fund or its shareholders or creditors. Each of RiverSource Investments, and its respective directors, officers, partners, principals, employees and agents, will be entitled to rely, and will be protected from liability in reasonably relying, upon any information or instructions furnished to it (or any of them as individuals) by the Fund or its agents which is believed in good faith to be accurate and reliable. RiverSource Investments does not warrant any rate of return, market value or performance of any assets in the Fund. Notwithstanding the foregoing, the federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, the Fund does not waive any right which it may have under such laws or regulations.

Principal Underwriter

RiverSource Fund Distributors, Inc., formerly Seligman Advisors, an affiliate of RiverSource Investments, located at 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund, the other Seligman mutual funds, as well as the funds in the RiverSource complex of funds. The distributor is an “affiliated person” (as defined in the 1940 Act) of RiverSource Investments, which is itself an affiliated person of the Fund. Those individuals identified above under “Management Information” as directors or officers of both the Fund and the distributor are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated November 7, 2008, subject to the control of the Board of Directors, RiverSource Investments manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund’s investment objectives and policies.

Administrative Services

Under an Administrative Services Agreement effective November 7, 2008, Ameriprise Financial administers certain aspects of the Fund’s business and other affairs at no cost. Ameriprise Financial provides the Fund with such office space, and certain administrative, accounting and other services and executive and other personnel as are necessary for Fund operations. Ameriprise Financial pays all of the compensation of Board members of the Fund who are employees or consultants of RiverSource Investments and of the officers and employees of the Fund. Ameriprise Financial reserves the right to seek Board approval to increase the fees payable by the Fund under the Administrative Services Agreement. However, Ameriprise Financial anticipates that any such increase in fees would be offset by corresponding decreases in advisory fees under the Management Agreement. If an increase in fees under the Administrative Services Agreement would not be offset by corresponding decreases in advisory fees, the affected Fund will inform shareholders prior to the effectiveness of such increase. Ameriprise Financial also provides senior management for Seligman Data Corp. (“SDC”).

Other Investment Advice

No person or persons, other than directors, officers, or employees of RiverSource Investmetns, regularly advise the Fund or RiverSource Investments with respect to the Fund’s investments.

Dealer Reallowances

RiverSource Services, formerly Seligman Services, Inc. (“RiverSource Services”), an affiliate of RiverSource Investments, is a limited purpose broker/dealer. For the years ended December 31, 2008, 2007 and 2006, Seligman Services (received no commissions for the sale of Fund shares.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (“12b-1 Plan”) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

As described in the Fund’s Prospectus, Class C shares of the Fund issued and outstanding at the close of business on May 16, 2008 (the “Conversion Date”) will be re-named as Class C2 shares. Additionally, Class D shares of the Fund issued and outstanding on the close of business on the Conversion Date will be re-named as new Class C shares, and Class D shares will no longer be available. The Fund’s 12b-1 Plan in respect of all classes of the Fund is described below.

Under the 12b-1 Plan, the Fund may pay to the distributor an administration, shareholder services and distribution fee in respect of the Fund’s shares, other than in respect of the Fund’s Class I shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (“Service Organizations”) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying the distributor’s costs incurred in connection with its marketing efforts with respect to shares of the Fund. RiverSource Investments, in its sole discretion, may also make similar payments to the distributor from its own resources, which may include the management fee that RiverSource Investments receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of shares of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund’s Board of Directors. Expenses of distribution activities that benefit both the Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board of Directors of the Fund.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay monthly to the distributor a service fee at an annual rate of up to 0.25% of the average daily net asset value of the Class A shares. Such payments are not currently being made and will be made only upon approval of the Fund’s Board of Directors. In the event that the Board approves the payment of the fees in the future, the fees would be used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with the distributor. Such Service Organizations will receive from the distributor a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay the distributor for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund’s 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to the distributor with respect to Class A shares. [The Fund did not make payments under the 12b-1 Plan with respect to Class A shares during the year ended December 31, 2008.]

Class B

Under the 12b-1 Plan, the Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to 0.75% per annum, substantially all of which is paid directly to one or more third parties that have purchased the distributor’s rights to this fee (the “Purchasers”) to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) prior to August 1, 2004, a payment of up to 0.35% of sales to the distributor to help defray its costs of distributing Class B shares; and (2) a service fee of up to 0.25% per annum which is paid to the distributor. A small portion of the distribution fee is paid to the distributor in connection with sales of Class B shares for which no commissions are paid; the distributor may pay the entire 12b-1 fee to Service Organizations who have not received any sales commission for the sale of Class B shares. The service fee is used by the distributor exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from the distributor a continuing service fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by the distributor or the Purchasers in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. The distributor and the Purchasers are not reimbursed for expenses which exceed such fees. If the Fund’s 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to the distributor or the Purchasers with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 2008 was $                    , equivalent to 1% per annum of the Class B shares’ average daily net assets.

Class C

Class D shares of the Fund issued and outstanding at the close of business on the Conversion Date were re-named as new Class C shares, and Class D shares are no longer available. The 12b-1 payment structure described below applies to new Class C shares effective after the Conversion Date.

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by the distributor as follows: During the first year following the sale of Class C shares, a distribution fee of 0.75% of the average daily net assets attributable to such Class C shares is used, along with any CDSC proceeds, to (1) reimburse the distributor for its (A) payment at the time of sale of Class C shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Class C shares to Service Organizations who elect not to receive a time-of-sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to 0.25% of the average daily net assets attributable to such Class C shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of 0.25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Class C shares to those Service Organizations who elect not to receive a time-of-sale payment. The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following a sale of Class C shares, the 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund.

The amounts expended by the distributor in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, Seligman Advisors incurred $                     of expenses in respect of the Fund’s Class C shares that were not reimbursed from the amount received from the Fund’s 12b-1 Plan. This amount is equal to                     % of the net assets of Class C shares at December 31, 2008.

If the Fund’s 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class C2

Class C shares of the Fund existing at the close of business on the Conversion Date were re-named as Class C2 shares. The following describes the payment structure of the Fund’s 12b-1 Plan in respect of Class C2 shares.

Under the 12b-1 Plan, the Fund, with respect to Class C2 shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C2 shares (or any predecessor class of shares) of the Fund which were issued by an exchange of Class C shares of another Seligman mutual fund (“Exchanged Class C2 shares”). No 12b-1 fees are paid in respect of Class C2 shares (or any predecessor class of shares) of the Fund which were directly purchased through brokers or financial advisors (i.e., Class C2 shares of the Fund purchased directly from brokers and financial advisors). The 12b-1 fee is used by the distributor as follows: During the first year following the original sale of Exchanged Class C2 shares, a distribution fee of 0.75% of the average daily net assets attributable to such Exchanged Class C2 shares is used, along with any CDSC proceeds on Exchanged Class C2 shares redeemed during the first twelve months or eighteen months, as applicable, to (1) reimburse the distributor for its (A) payment at the time of the original sale of the Exchanged Class C2 shares of a 0.75% sales commission to Service Organizations or (B) ongoing payment of 0.75% of the average daily net assets attributable to such Exchanged Class C2 shares to Service Organizations who elect not to receive a time-of-sale payment and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of the distributor. In addition, during the first year following the original sale of Exchanged Class C2 shares, a service fee of up to 0.25% of the average daily net assets attributable to such Exchanged Class C2 shares is used to reimburse the distributor for its prepayment to Service Organizations at the time of sale of the Exchanged Class C2 shares of a service fee of 0.25% of the net asset value of the Exchanged Class C2 shares sold (for shareholder services to be provided to Class C2 shareholders over the course of the one year immediately following the sale) and for its ongoing payment of a service fee of 0.25% of the average daily net assets attributable to such Exchanged Class C2 shares to those Service Organizations who elect not to receive a time-of-sale payment. The payment of service fees to the distributor is limited to amounts the distributor actually paid to Service Organizations as service fees at either the time of sale or the ongoing services fees paid to Service Organizations who elect not to receive such service fees at the time of sale. After the initial one-year period following an original sale of Exchanged Class C2 shares, the 12b-1 fee attributable to such Exchanged Class C2 shares sold by Service Organizations is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund.

The amounts expended by the distributor in any one year with respect to Class C2 shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class C2 shares in one year to be paid from Class C2 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the Fund’s 12b-1 Plan is terminated in respect of Class C2 shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C2 shares.

Class R

Under the 12b-1 Plan, the Fund, with respect to Class R shares, is authorized to pay monthly to the distributor a 12b-1 fee at an annual rate of up to 0.50% of the average daily net asset value of the Class R shares. This 12b-1 fee is comprised of (1) a distribution fee equal to 0.25% of the average daily net assets attributable to the Class R shares and (2) a service fee of up to 0.25% of the average daily net asset value of the Class R shares. Such service fee payments are not currently being made and will be made only upon approval of the Fund’s Board of Directors. Seligman Advisors does not plan to pay any Rule 12b-1 fees to service organizations in respect of Class R Shares of the Fund. However, the distributor will charge the Fund the distribution fee of 0.25% of the Class R Shares in order to support the distribution services provided by the distributor, including those expenses borne by the distributor in connection with any front-end fees paid by Seligman Advisors to service organizations and other expenses of distribution. The total amount paid by the Fund to the distributor in respect of Class R shares for the year ended December 31, 2008 was $                    , equivalent to [0.25]% per annum of the Class R shares’ average daily net assets.

The amounts expended by the distributor in any one year with respect to Class R shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund’s 12b-1 Plan permits expenses incurred by the distributor in respect of Class R shares in one fiscal year to be paid from Class R 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 2008, Seligman Advisors did not incur any expenses in respect of the Fund’s Class R shares. If the 12b-1 Plan is terminated in respect of Class R shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class R shares.

Payments made by the Fund under the 12b-1 Plan for the year ended December 31, 2008, were spent on the following activities in the following amounts:

	Class A	Class B		Class C**		Class C2		Class R
Compensation to underwriters	$-0-	$	________	$	________	$	________	$	_______
Compensation to broker/dealers	-0-		_________		_________		_________		-0-
Other Compensation*	-0-		_________		-0-		-0-		-0-

*	Payment is made to the Purchasers to compensate them for having funded, at the time of sale, payments to broker/dealers and underwriters.

**	Includes payments with respect to Class C shares and Class D shares, which converted to Class C shares on May 16, 2008.

The 12b-1 Plan was initially approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (“Qualified Directors”) and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. Although the 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993, Seligman elected to waive the fee through April 30, 2000. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class C shares (which were re-named Class C2 shares effective May 16, 2008) on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares (effective May 16, 2008, re-named Class C2 shares) on June 1, 1999. The 12b-1 Plan was approved in respect of Class R shares on March 20, 2003 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class R shares on April 30, 2003. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not “interested persons” of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

RiverSource Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor. As such, it receives compensation pursuant to the Fund’s 12b-1 Plan for providing personal services and account maintenance to such accounts. For the year ended December 31, 2008, Seligman Services (currently known as RiverSource Services) received service fees pursuant to the Fund’s 12b-1 Plan of $                    .

Other Service Providers

The Seligman funds have entered into an agreement with Board Services Corporation (“Board Services”) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

SDC, which is owned by certain other Seligman investment companies, is the shareholder service agent and dividend-paying agent for the Fund. SDC charges the Fund at cost for its services. These costs may include amounts paid by SDC to financial intermediaries and other third parties who provide sub-transfer agency services. Certain officers and directors of the Fund are also officers and directors of SDC. SDC’s address is 100 Park Avenue, New York, NY 10017.

Portfolio Transactions and Other Practices

Portfolio Transactions

RiverSource Investments will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group of Funds or other investment advisory clients of RiverSource Investments desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by RiverSource Investments in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will engage in transactions with these dealers or deal directly with the issuer. Prices paid to dealers will generally include a “spread,” i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time.

Commissions

The Fund will not incur commissions in connection with the purchase and sale of portfolio securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

Dealer Selection

RiverSource Investments selects broker-dealers with the goal of obtaining “best execution”. RiverSource Investments will consider a full range and quality of a broker-dealer’s services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. These brokerage and research services, including supplemental investment research, analysis, and reports concerning issuers, industries, and securities, may be useful to RiverSource Investments in connection with its services to clients other than the Fund. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded.

Although sales of investment company shares will not be considered in selecting broker-dealers to effect securities transactions, RiverSource Investments offers its investment products through the broker-dealer selling networks and expects that nearly all broker-dealers that effect securities transactions for the funds will have a relationship with RiverSource Investments or its affiliates to distribute shares of the investment companies or other investment products offered by RiverSource Investments. With respect to the Fund, RiverSource Investments ranks broker-dealers through an internal voting process which considers the services provided by broker-dealers excluding investment company or product sales by that broker-dealer.

In connection with any agency trades, RiverSource Investmetns determines the reasonableness of the commissions to be paid to a broker-dealer based upon the quality of the brokerage and research services provided, or arranged for, and as a result, may select a broker-dealer whose commission costs may be higher than another would have charged.

RiverSource Investments monitors and evaluates the performance and execution capabilities of broker-dealers through which it places orders and periodically reviews its policy with regard to negotiating commissions or mark-ups for the funds in light of current market conditions, statistical studies and other available information.

Regular Broker-Dealers

During the year ended December 31, 2008, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 1,400,000,000 shares of capital stock, each with a par value of $0.01 per share, divided into six classes, designated Class A common stock, Class B common stock, Class C common stock, Class C2 common stock, Class I common stock and Class R common stock. Each share of the Fund’s classes of common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan (“Multiclass Plan”) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Fund’s Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

The Board of Directors is authorized to classify or reclassify and issue any unissued common stock of the Fund into any number of other classes without further action by shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Other Securities

The Fund has no authorized securities other than common stock.

Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share. Class B shares and Class C shares are available at net asset value either through an exchange of shares of another Seligman mutual fund offering shares of the same class, or through authorized dealers or other financial advisors approved by RiverSource Investments, to facilitate periodic investments in shares of Class A shares of other mutual funds in the Seligman Group.

Class A

Since Class A shares of the Fund are offered to investors at net asset value, only Class A shares of the Fund owned as a result of an exchange of Class A shares from another Seligman mutual fund on which an initial sales charge was paid will be included for purposes of determining a shareholder’s eligibility for a reduced sales charge on additional investments in Class A shares of the Seligman mutual funds sold with an initial sales charge, as described in each of the other Seligman mutual funds’ Prospectuses and SAIs. If you are purchasing shares through a financial intermediary, you should consult with your intermediary to determine what information you will need to provide them in order to receive reduced sales charges to which you may be entitled. This information may include account records regarding shares eligible for aggregation that are held at any financial intermediary, as well as a social security or tax identification number. You may need to provide this information each time you purchase shares. In addition, certain financial intermediaries may prohibit you from aggregating investments in Seligman mutual funds if these investments are with a different intermediary or with SDC.

If you are dealing directly with SDC, you should provide SDC with account information for any shares eligible for aggregation. This information includes account records and a social security or tax identification number. You may need to provide this information each time you purchase shares.

A CDSC of 1% will also be imposed on the redemption of Class A shares acquired by exchange which were originally purchased at net asset value due to the size of the purchase, if such Class A shares are redeemed within eighteen months of the original purchase date.

Class A shares acquired by exchange which were originally purchased by an “eligible employee benefit plan” may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares originally purchased within eighteen months prior to plan termination. “Eligible employee benefit plan” means any plan or arrangement, whether or not tax qualified, which provides for the purchase of fund shares and has at least $2 million in plan assets at the time of investment in a fund.

The 1% CDSC normally imposed on redemptions of certain Class A shares (i.e., those acquired by exchange which were originally purchased during the preceding 18 months at net asset value due to the size of the purchase) will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an 18-month period, Morgan Stanley Dean Witter will reimburse the distributor a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

Class B

Class B shares are sold without an initial sales charge but are subject to a CDSC if the shares are redeemed within six years of purchase (or, in the case of Class B shares acquired upon exchange, within six years of the purchase of the original Class B Shares) at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase	CDSC
Less than 1 year	5%
1 year or more but less than 2 years	4%
2 years or more but less than 3 years	3%
3 years or more but less than 4 years	3%
4 years or more but less than 5 years	2%
5 years or more but less than 6 years	1%
6 years or more	0%

Approximately eight years after purchase, Class B shares will convert automatically into Class A shares. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were earned.

Conversion occurs during the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked on to the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund’s CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund’s CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class C shares are subject to a CDSC of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class C shares acquired upon exchange from another Seligman mutual fund, within one year of the purchase of the original Class C Shares), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class C shares do not convert to Class A shares.

Class C2

Class C2 shares are not offered for sale by the Fund. Class C2 shares (and its predecessor class of shares) acquired by an exchange of Class C shares from another Seligman mutual fund are subject to a CDSC of 1% if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase of that other Seligman mutual fund, charged as a percentage of the current net asset value or original purchase price, whichever is less. Unlike Class B shares, Class C2 shares do not convert to Class A shares.

With respect to Class C2 shares of the Fund that you acquired through a direct purchase of shares of the Fund (i.e., shares not acquired via an exchange), these shares will not begin to age for purposes of determining the applicability of any CDSC until you exchange these shares for Class C shares of another Seligman mutual fund.

On or after July 1, 2008, the Fund reserves the right to convert any Class C2 shares into new Class C shares of the Fund when a shareholder’s account balance in respect of Class C2 shares falls below $10,000. If the Fund exercises its right to convert your Class C2 shares into new Class C shares of the Fund, any Class C2 shares (and its predecessor class of shares) that were issued upon exchange from another Seligman mutual fund will be subject to a 1% CDSC if redeemed within 18 months (or one year, if original purchase was through level load intermediaries) of the original date of purchase.

Class I

Class I shares may be purchased at a price equal to the next determined net asset value. Class I shares are not subject to any initial or contingent deferred sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Persons who are eligible to purchase Class I shares of the Fund are described in the Prospectus for the Class I shares. Unlike Class B shares, Class I shares do not convert to Class A shares.

Class R

Class R shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class R shares are subject to a CDSC of 1% if the shares are redeemed within one year of the plan’s initial purchase of Class R shares, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class R shares do not convert to Class A shares.

Systematic Withdrawals. Provided that you reinvest your dividends, you may annually withdraw without being assessed a CDSC, as a percentage of the value of your Fund account (at the time of election), the following: 12% of your Class B shares, 10% of your Class C2 shares acquired by exchange (not available for purchase after May 16, 2008), 10% of Class C shares or 10% of your Class R shares. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C, Class C2, and Class R shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1)	on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)

in connection with (1) distributions from retirement plans qualified under Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, or minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3)	in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4)	in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)	in whole or in part, in connection with systematic withdrawals;

(6)	in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc., or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates; or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver or CDSCs;

(7)	on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence;

(8)	on redemptions of shares initially purchased by an eligible employee benefit plan that are not in connection with a plan-level termination; and

(9)	on any redemption of Class A shares that are purchased by an eligible employee benefit plan that is a separate account client of Seligman at the time of initial investment (or within the prior 30 days) in a Seligman mutual fund.

If, with respect to a redemption of any Class A, Class B, Class C, Class C2 or Class R shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Regardless of the method of redemption, a check for the proceeds ordinarily will be sent within seven calendar days following redemption.

Fund Reorganizations

Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell Fund shares, you do so at the Class’s net asset value (“NAV”) next calculated after the distributor or SDC accepts your request. However, in some cases, the Fund has authorized certain financial intermediaries (and other persons designated by such financial intermediaries) to receive purchase and redemption orders on behalf of the Fund. In such instances, customer orders will be priced at the Class’s NAV next calculated after the authorized financial intermediary (or other persons designated by such financial intermediary) receives the request.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class’s share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund’s portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost resulted in lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors would receive less investment income. The converse is true in a period of rising interest rates.

The order permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market markers, values obtained from yield data relating to classes of money market instruments or US Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. The Fund will not maintain a dollar-weighted average portfolio maturity in excess of 90 days. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A, Class B, Class C, Class I and Class R shares are sold at NAV(1). (Class C2 shares are not offered for sale.) Using each Class’s NAV at December 31, 2008 re-naming of classes discussed above)), the maximum offering price of the Fund’s shares is as follows:

Class A
Net asset value and offering price per share(1)	$1.00

Class B
Net asset value and offering price per share(1)	$1.00

Class C
Net asset value and offering price per share(1)	$1.00

Class I
Net asset value and offering price per share	$1.00

Class R
Net asset value and offering price per share(1)	$1.00

(1)	Class A shares acquired by exchange that were originally purchased at net asset value due to the size of the purchase or purchases by eligible employee benefit plans are subject to a 1% CDSC, if such shares are redeemed within 18 months of purchase or prior to plan termination, respectively. Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C2 shares (which are not offered for purchase) acquired by exchange are subject to a 1% CDSC if you redeem your shares within 18 months of purchase. Class C shares are subject to a 1% CDSC on redemptions within one year of purchase. Class R shares are subject to a 1% CDSC on shares redeemed within 1 year of a retirement plan’s initial purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable; or (iii) such other periods as ordered by the SEC for the protection of the Fund’s shareholders. Under these circumstances, redemption proceeds may be made in securities (i.e., a redemption in kind). If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

Anti-Money Laundering

As part of the Fund’s responsibility for the prevention of money laundering, you may be required by the Fund, RiverSource Investments, the distributor or SDC or their respective service providers to provide additional information, including information needed to verify the source of funds used to purchase shares and your identity or the identity of any underlying beneficial owners of your shares. In the event of delay or failure by you to produce any requested information, the Fund, the distributor or SDC or their service providers may refuse to accept a subscription or, to the extent permitted or required by applicable law, cause a complete redemption of your shares from the Fund. The Fund, by written notice to you, may suspend payment to you of any proceeds or distributions if the Fund, the distributor or SDC or their service providers reasonably deem it necessary to do so in order to comply with applicable laws and regulations, including any anti-money laundering laws and regulations applicable to the Fund, RiverSource Investments, the distributor or SDC or their respective service providers.

Arrangements Permitting Frequent Trading of Fund Shares

The Fund has no arrangements with any person to permit frequent trading of Fund shares.

Taxation of the Fund

The Fund is qualified and intends to continue to qualify for tax treatment as a regulated investment company under the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its investment company taxable income realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its investment company taxable income (which includes net short-term capital gains) is distributed to shareholders each year.

Qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectuses and the following discussion relate solely to the US Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company.

Dividends from net investment income are taxed at ordinary income rates to the shareholders, whether received in cash or reinvested in additional shares, and are not eligible for the dividends received deduction for corporations.

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund is subject to a 4% nondeductible excise tax on the under-distribution of amounts required to be paid pursuant to a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year, at least 98% of its net capital gain income realized during the one-year period ending on October 31 during such year, and all ordinary income and net capital gain income for prior years that was not previously distributed. The Fund intends to make sufficient distributions or deemed distributions of its ordinary income and net capital gain income prior to the end of each calendar year to avoid liability for the excise tax.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury Department a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the US Treasury Department, the Fund may be fined on an annual basis for each account for which a certified taxpayer identification number (social security number for individuals) is not provided. In the event that such a fine is imposed, the Fund may charge a service fee equal to such fine that may be deducted from the shareholder’s account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number or social security number, as applicable.

Shareholders are urged to consult their tax advisors concerning the effect of federal income and state and local taxes in their individual circumstances.

Underwriters

Distribution of Securities

The Fund and the distributor are parties to a Distributing Agreement dated January 1, 1993 under which the distributor acts as the exclusive agent for distribution of shares of the Fund. The distributor accepts orders for the purchase of Fund shares, which are offered continuously. The distributor retains any CDSCs paid by investors on all Fund classes other than Class B.

Compensation

The distributor, which is an affiliated person of RiverSource Investments, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the year ended December 31, 2008:

Compensation on Redemptions and Repurchases (CDSC on Class A, Class C and R Shares Retained)(1)	Brokerage Commissions	Other Compensation(2)
$_________________	$-0-	$	________________

(1)	The distributor has sold its rights to collect a substantial portion of the distribution fees paid by the Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under “Rule 12b-1 Plan.”

(2)	During the year ended December 31, 2008, the distributor received distribution and service fees in respect of Class B, Class C and Class R shares pursuant to the Fund’s Rule 12b-1 Plan. These amounts and the arrangements pursuant to which such compensation is paid are detailed under “Rule 12b-1 Plan.”

Other Payments

The distributor pays authorized dealers and investment advisors, from its own resources, a fee on purchases of Class A shares of the Seligman mutual funds (other than Seligman TargetHorizon ETF Portfolios, Inc. (the “TargETFunds” and the Fund) of $1,000,000 or more (“NAV sales”), calculated as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

Purchases of Class A shares representing only an initial purchase of the Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for Class A shares of another Seligman mutual fund. With respect to purchases of Class A shares of the TargETFunds, the distributor shall pay authorized dealers and investment advisors 0.25% on NAV sales attributable to such funds. The calculation of the fee will be based on assets held by a “single person,” including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

The distributor also pays authorized dealers and investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an “eligible employee benefit plan” that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the applicable fee described below are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has, for accounts opened prior to January 7, 2008, at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available, or for accounts opened on or after January 7, 2008, at least $2 million in plan assets at the time of investment in a fund. The payment schedule, for each calendar year, in respect of the Seligman mutual funds (other than the TargETFunds and the Fund) is as follows:

Amount of Purchase	Payment to Dealer (as a % of NAV sales)
Sales up to but not including $4,000,000	1.00%
$4,000,000 - $24,999,999	0.50%
$25,000,000 or more	0.25%

The payment is based on cumulative sales for each plan during a single calendar year, or portion thereof. Assets exchanged from the TargETFunds to another Seligman mutual fund are not eligible for the fees described above. Class A shares representing only an initial purchase of the Fund are not eligible for the fees described above; however, such shares will become eligible for the applicable fee once they are exchanged for Class A shares of another Seligman mutual fund. The payment schedule, for each calendar year, in respect of the TargETFunds is 0.25% of sales. These fees in respect of eligible employee benefit plans and the fees on NAV sales described above are not duplicative (i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan).

With respect to the fees relating to eligible employee benefit plans and NAV sales (each as described above), no fees shall be payable on any assets invested in the Fund by an eligible employee benefit plan that is a separate account client of the investment manager at the time of initial investment (or within the prior 30 days) in the Fund.

The fees described above under “Other Payments” relate only to purchases of Class A shares of the Seligman mutual funds. Purchases of shares of RiverSource funds, RiverSource Partners funds and Threadneedle funds will not be aggregated with purchases of shares of the Seligman mutual funds for purposes of the fees described above.

Payments to Financial Institutions

The distributor (Seligman Advisors) and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial institutions, including inter-company allocation of resources or payment to affiliated broker-dealers, in connection with agreements between the distributor and financial institutions pursuant to which these financial institutions sell fund shares and provide services to their clients who are shareholders of the funds. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial institutions for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial institutions for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial institution to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial institution, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial institution and/or as a percentage of fund sales attributable to the financial institution. Certain financial institutions require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial institution charges its representatives for effecting transactions in the funds. The amount of payment varies by financial institution, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial institution in addition to such asset-based fees, are considered on a case-by-case basis.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial institution to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial institution may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Other Payments

The distributor and its affiliates may separately pay financial institutions in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial institution employees, client and investor events and other financial institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law. From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial institutions or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial institutions and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial institution to the extent the cost of such services was less than the actual expense of the service.

Financial Institution Arrangements

The financial institution through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial institution may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial institution.

Calculation of Yield

Yield Calculations

The following performance information relates to periods prior to December 31, 20087.

The current and effective yields of the Class A, Class B, Class C, Class I and Class R shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The current and effective yields of the Fund’s Class B shares, Class C shares, Class I and Class R shares are computed in the same manner as discussed above for Class A shares. Class B, Class C and Class R shares are subject to a CDSC if such shares are held for less than six years (for Class B shares), less than 18 months (for Class C shares) or less than one year (for Class R shares). Because Class B, Class C and Class R shares bear a higher distribution fee than Class A shares, the yield of Class B, Class C and Class R shares will be lower than the yield of Class A shares. Class I shares are not subject to a CDSC and do not bear any 12b-1 (distribution and service) fees.

The following are examples of the yield calculations for Class A, Class B, Class C, Class I and Class R shares for the seven-day period ended December 31, 2008.

The weighted average life to maturity of investments was 17 days at December 31, 2008. [TO UPDATE THE NUMBERS BELOW]

	Class A	Class B	Class C	Class D	Class I	Class R
Total dividends per share from net investment income (seven days ended 12/31/07)	$0.000663	$0.000466	$0.000518	$0.000466	$0.000722	$0.000614
Annualized (365 day basis)	0.0346	0.0243	0.0270	0.0243	0.0376	0.0320
Average net asset value per share	1.000	1.000	1.000	1.000	1.000	1.000
Annualized historical net yield per share (seven days ended 12/31/07)*	3.46%	2.43%	2.70%	2.43%	3.76%	3.20%
Effective yield (seven days ended 12/31/07)**	3.52%	2.46%	2.74%	2.46%	3.84%	3.25%

*	This represents the annualized average net investment income per share for the seven days ended December 31, 2007.

**	Annualized average net investment income for the same period with dividends reinvested.

From time to time, Seligman has agreed to reimburse a portion of the class-specific expenses of certain share classes in order for those classes to declare dividends equal to selected minimum annual rates. For the period December 1, 2004 to February 15, 2005, the minimum annual dividend rate was 0.20%. From February 16, 2005 through December 31, 2007, Seligman did not reimburse the Fund’s expenses and there was no minimum annual dividend rate for the period.

Financial Statements

The Fund’s Annual Report to Shareholders for the year ended December 31, 2008, contains a portfolio of the investments of the Fund as of December 31, 2008, as well as certain other financial information as of this date. The financial statements and notes included in the Annual Report, which includes the Report of Independent Registered Public Accounting Firm thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant’s motion to dismiss the complaint, the Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds’ Board of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by Seligman (the “Seligman Funds”); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors (the principal underwriter of the Seligman Funds) relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex of fundsGroup of Funds.

Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current and former clients, including the Seligman Funds and other investment companies managed RiverSource; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Fund. It also maintains, under the general supervision of RiverSource Investments, the accounting records and determines the net asset value for the Fund.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the Seligman funds, as well as the RiverSource complex of funds. These services include administrative, accounting, treasury, and other services.

Board Services Corporation. The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each independent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Independent Registered Public Accounting Firm, has been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

The Seligman Funds*	Appendix A

Seligman Asset Allocation Series, Inc.

Seligman Asset Allocation Aggressive Growth Fund

Seligman Asset Allocation Balanced Fund

Seligman Asset Allocation Growth Fund

Seligman Asset Allocation Moderate Growth Fund

Seligman Capital Fund, Inc.

Seligman Cash Management Fund, Inc.

Seligman Common Stock Fund, Inc.

Seligman Communications and Information Fund, Inc.

Seligman Core Fixed Income Fund, Inc.

Seligman Frontier Fund, Inc.

Seligman Global Fund Series, Inc.

Seligman Emerging Markets Fund

Seligman Global Smaller Companies Fund

Seligman Global Growth Fund

Seligman Global Technology Fund

Seligman International Growth Fund

Seligman Growth Fund, Inc.

Seligman High Income Fund Series

Seligman U.S. Government Securities Fund

Seligman High-Yield Fund

Seligman Income and Growth Fund, Inc.

Seligman LaSalle International Real Estate Fund, Inc.

Seligman LaSalle Real Estate Fund Series, Inc.

Seligman LaSalle Global Real Estate Fund

Seligman LaSalle Monthly Dividend Real Estate Fund

Seligman Municipal Fund Series, Inc.

Seligman National Municipal Fund

Seligman Colorado Municipal Fund

Seligman Georgia Municipal Fund

Seligman Louisiana Municipal Fund

Seligman Maryland Municipal Fund

Seligman Massachusetts Municipal Fund

Seligman Michigan Municipal Fund

Seligman Minnesota Municipal Fund

Seligman Missouri Municipal Fund

Seligman New York Municipal Fund

Seligman Ohio Municipal Fund

Seligman Oregon Municipal Fund

Seligman South Carolina Municipal Fund

Seligman Municipal Series Trust

Seligman California Municipal High-Yield Fund

Seligman California Municipal Quality Fund

Seligman Florida Municipal Fund

Seligman North Carolina Municipal Fund

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

Seligman Portfolios, Inc.

Seligman Capital Portfolio

Seligman Cash Management Portfolio

Seligman Common Stock Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

Seligman International Growth Portfolio

Seligman Investment Grade Fixed Income Portfolio

Seligman Large-Cap Value Portfolio

Seligman Smaller-Cap Value Portfolio

Seligman TargetHorizon ETF Portfolios, Inc.

Seligman TargETFund 2045

Seligman TargETFund 2035

Seligman TargETFund 2025

Seligman TargETFund 2015

Seligman TargETFund Core

Seligman Value Fund Series, Inc.

Seligman Large-Cap Value Fund

Seligman Smaller-Cap Value Fund

Tri-Continental Corporation

*	Cannot be exchanged with any RiverSource fund, RiverSource Partners fund or Threadneedle fund.

The RiverSource Complex of Funds*	Appendix B

RiverSource Bond Series, Inc.

RiverSource Floating Rate Fund

RiverSource Income Opportunities Fund

RiverSource Inflation Protected Securities Fund

RiverSource Limited Duration Bond Fund

RiverSource California Tax-Exempt Trust

RiverSource California Tax-Exempt Fund

RiverSource Dimensions Series, Inc.

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Diversified Income Series, Inc.

RiverSource Diversified Bond Fund

RiverSource Equity Series, Inc.

RiverSource Mid Cap Growth Fund

RiverSource Global Series, Inc.

RiverSource Absolute Return Currency and Income Fund

RiverSource Emerging Markets Bond Fund

RiverSource Global Bond Fund

RiverSource Global Technology Fund

Threadneedle Emerging Markets Fund

Threadneedle Global Equity Fund

RiverSource Government Income Series, Inc.

RiverSource Short Duration U.S. Government Fund

RiverSource U.S. Government Mortgage Fund

RiverSource High Yield Income Series, Inc.

RiverSource High Yield Bond Fund

RiverSource Income Series, Inc.

RiverSource Income Builder Basic Income Fund

RiverSource Income Builder Enhanced Income Fund

RiverSource Income Builder Moderate Income Fund

RiverSource International Managers Series, Inc.

RiverSource Partners International Select Growth Fund

RiverSource Partners International Select Value Fund

RiverSource Partners International Small Cap Fund

RiverSource International Series, Inc.

RiverSource Disciplined International Equity Fund

Threadneedle European Equity Fund

Threadneedle Global Equity Income Fund

Threadneedle Global Extended Alpha Fund

Threadneedle International Opportunity Fund

RiverSource Investment Series, Inc.

RiverSource Balanced Fund

RiverSource Disciplined Large Cap Growth Fund

RiverSource Diversified Equity Income Fund

RiverSource Disciplined Large Cap Value Fund

RiverSource Mid Cap Value Fund

RiverSource Large Cap Series, Inc.

RiverSource Disciplined Equity Fund

RiverSource Growth Fund

RiverSource Large Cap Equity Fund

RiverSource Large Cap Value Fund

RiverSource Managers Series, Inc.

RiverSource Partners Aggressive Growth Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners Select Value Fund

RiverSource Partners Small Cap Equity Fund

RiverSource Partners Small Cap Value Fund

RiverSource Market Advantage Series, Inc.

RiverSource Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund

RiverSource S&P 500 Index Fund

RiverSource Small Company Index Fund

RiverSource Money Market Series, Inc.

RiverSource Cash Management Fund

RiverSource Sector Series, Inc.

RiverSource Dividend Opportunity Fund

RiverSource Real Estate Fund

RiverSource Selected Series, Inc.

RiverSource Precious Metals and Mining Fund

RiverSource Series Trust

RiverSource 120/20 Contrarian Equity Fund

RiverSource Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund

RiverSource Short Term Investments Series, Inc.

RiverSource Short-Term Cash Fund

RiverSource Special Tax-Exempt Series Trust

RiverSource Minnesota Tax-Exempt Fund

RiverSource New York Tax-Exempt Fund

RiverSource Strategic Allocation Series, Inc.

RiverSource Strategic Allocation Fund

RiverSource Strategic Income Allocation Fund

RiverSource Strategy Series, Inc.

RiverSource Equity Value Fund

RiverSource Partners Small Cap Growth Fund

RiverSource Small Cap Advantage Fund

RiverSource Tax-Exempt Income Series, Inc.

RiverSource Tax-Exempt High Income Fund

RiverSource Tax-Exempt Money Market Series, Inc.

RiverSource Tax-Exempt Money Market Fund

RiverSource Tax-Exempt Series, Inc.

RiverSource Intermediate Tax-Exempt Fund

RiverSource Tax-Exempt Bond Fund

RiverSource Variable Series Trust

Disciplined Asset Allocation Portfolios – Aggressive

Disciplined Asset Allocation Portfolios – Conservative

Disciplined Asset Allocation Portfolios – Moderate

Disciplined Asset Allocation Portfolios – Moderately Aggressive

Disciplined Asset Allocation Portfolios – Moderately Conservative

RiverSource Partners Variable Portfolio – Fundamental Value Fund

RiverSource Partners Variable Portfolio – Select Value Fund

RiverSource Partners Variable Portfolio – Small Cap Value Fund

RiverSource Variable Portfolio – Balanced Fund

RiverSource Variable Portfolio – Cash Management Fund

RiverSource Variable Portfolio – Core Equity Fund

RiverSource Variable Portfolio – Diversified Bond Fund

RiverSource Variable Portfolio – Diversified Equity Income Fund

RiverSource Variable Portfolio – Global Bond Fund

RiverSource Variable Portfolio – Global Inflation Protected Securities Fund

RiverSource Variable Portfolio – Growth Fund

RiverSource Variable Portfolio – High Yield Bond Fund

RiverSource Variable Portfolio – Income Opportunities Fund

RiverSource Variable Portfolio – Large Cap Equity Fund

RiverSource Variable Portfolio – Large Cap Value Fund

RiverSource Variable Portfolio – Mid Cap Growth Fund

RiverSource Variable Portfolio – Mid Cap Value Fund

RiverSource Variable Portfolio – S&P 500 Index Fund

RiverSource Variable Portfolio – Short Duration U.S. Government Fund

RiverSource Variable Portfolio – Small Cap Advantage Fund

Threadneedle Variable Portfolio – Emerging Markets Fund

Threadneedle Variable Portfolio – International Opportunity Fund

*	Cannot be exchanged with any Seligman fund.

PART C. OTHER INFORMATION

Item 23.	Exhibits.

All Exhibits listed below have been previously filed and are incorporated herein by reference, except those Exhibits marked with an asterisk (*), which will be filed by amendment.

(a)	Form of Articles of Amendment dated May 16, 2008. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 44 filed on April 29, 2008.)

(a)(1)	Articles Supplementary, dated April 7, 2003. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on April 30, 2003.)

(a)(2)	Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed on November 29, 2001.)

(a)(3)	Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(a)(4)	Amended and Restated of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on April 29, 1997.)

(b)	Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 filed on May 1, 2006.)

(c)	Specimen Stock Certificate of Class D Capital Stock. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 filed on April 23, 1993.)

(c)(1)	Specimen Stock Certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed by the Registrant on April 16, 1996.)

(d)	*Form of Management Agreement between Registrant and RiverSource Investments, LLC

(e)	*Form of Distributing Agreement between the Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.), dated August 1, 2001.

(e)(1)	Form of Sales Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on January 28, 2003.)

(e)(2)	Form of Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(e)(3)	Form of Bank Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(f)	Matched Accumulation Plan of RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated). (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 811-4078) filed on January 28, 1997.)

(f)(1)	Deferred Compensation Plan for Directors/Trustees of RiverSource complex of funds. (Incorporated by reference to Post-Effective Amendment No. 13 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(g)	Custody Agreement between Registrant and Investors Fiduciary Trust Company (as assigned to State Street Bank and Trust Company on April 28, 2000). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on April 29, 1997.)

PART C. OTHER INFORMATION (continued)

(g)(1)	*Form of Amendment to Custody Agreement dated April 1, 2001 between Registrant and State Street Bank and Trust Company.

(h)	Form of Administrative Services Agreement, dated November 7, 2008, between Registrant and Ameriprise Financial, Inc. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(h)(1)	Form of License Agreement between Ameriprise Financial, Inc. and the Seligman funds (Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement of RiverSource Diversified Income Series, Inc. (File No. 2-51586) filed on October 30, 2007.)

(i)	Opinion and Consent of Counsel in respect of Class R shares. (Incorporated by reference to Post-Effective Amendment No. 5 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(i)(1)	Opinion and Consent of Counsel in respect of Class I shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed on November 29, 2001.)

(i)(2)	Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(i)(3)	Opinion and Consent of Counsel. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on April 29, 1997.)

(j)	*Consent of Independent Registered Public Accounting Firm.

(k)	Not Applicable.

(l)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class R shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on April 30, 2003.)

(l)(1)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 filed on November 29, 2001.)

(l)(2)	Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 filed on May 28, 1999.)

(l)(3)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on April 19, 1996.)

(l)(4)	Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 filed on April 29, 1997.)

(m)	Form of Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Post-Effective Amendment No. 5 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

PART C. OTHER INFORMATION (continued)

(m)(1)	Form of Amended Administration, Shareholder Services and Distribution Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of Seligman Core Fixed Income Fund, Inc., (formerly, Seligman Investment Grade Fixed Income Fund, Inc.) (File No. 811-10423) filed on April 29, 2003.)

(m)(2)	Form of Revised Sales and 12b-1 Agreement between RiverSource Fund Distributor (formerly, Seligman Advisors, Inc.) and Dealers. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(m)(3)	Form of Services Agreement between Morgan Stanley Dean Witter, Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(4)	Form of Selected Dealer Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(5)	Form of Supplemental Fund Services Agreement between Merrill Lynch Pierce, Fenner & Smith, Incorporated and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(6)	Form of Services Agreement between CIBC Oppenheimer & Co., Inc and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(7)	Form of Services Agreement between Paine Webber Incorporated and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(8)	Form of Services Agreement among Fidelity Brokerage Services, LLC, National Financial Services, LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(9)	Participation Agreement between Smith Barney Inc. and RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of Seligman Municipal Fund Series, Inc. (File No. 811-3828) filed on January 28, 2005.)

(m)(10)	Form of Services Agreement between Charles Schwab & Co., Inc., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

(m)(11)	Form of Mutual Fund Dealer Agreement between RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Smith Barney Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on July 9, 2003.)

PART C. OTHER INFORMATION (continued)

(m)(12)	Form of Supplemental Fund Services Agreement between The Princeton Retirement Group, Inc. and GPC Securities, Inc. and RiverSource Investments, LLC (formerly, J. & W. Seligman & Co. Incorporated), RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.). and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Seligman LaSalle Real Estate Fund Series, Inc. (File No. 811-21365) filed on December 29, 2006.)

(m)(13)	Form of Mutual Fund Services Agreement between Prudential Investment Management Services LLC, Prudential Investments LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(14)	Form of Operating Agreement between Pershing LLC, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(m)(15)	Form of Load Fund Operating Agreement between Charles Schwab & Co., the Registrant, RiverSource Fund Distributors, Inc. (formerly, Seligman Advisors, Inc.) and Seligman Data Corp. (Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2008.)

(n)	Plan of Multiple Classes of Shares (Five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 13 of the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)	Code of Ethics adopted under Rule 17j-1 for Registrant dated November 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(1)	Codes of Ethics adopted under Rule 17j-1 for Registrant’s principal underwriter, dated April 2008 and November 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(p)(2)	Code of Ethics adopted under Rule 17j-1 for Registrant’s investment adviser, dated Nov. 15, 2008. (Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

(Other Exhibits)    (a) Directors/Trustees Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 13 to the

                              Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423) filed on January 28, 2009.)

PART C. OTHER INFORMATION (continued)

Item 24.	Persons Controlled by or Under Common Control with Registrant. RiverSource Investments, LLC., (“RiverSource Investments”), as sponsor of the Seligman funds, which are part of the RiverSource complex of funds, may make initial capital investments in funds (seed accounts). RiverSource Investments also serves as investment manager of certain funds-of-funds that invest primarily in Class I shares of affiliated funds (the “underlying funds”). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the funds-of-funds (which votes proxies for the funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25.	Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant’s Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) to Registrant’s Post-Effective Amendment No. 30 to the Registration Statement filed on April 29, 1997 and Article X of Registrant’s Amended and Restated By-laws filed as Exhibit Item 23(b) of Registrant’s Post-Effective Amendment No. 42 filed on May 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser. RiverSource Investments, is the Registrant’s investment manager and is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of RiverSource Investments, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Item 26 of Post-Effective Amendment No. 13 to the Registration Statement of Seligman Core Fixed Income Fund, Inc. (File No. 811-10423), which was filed on January 28, 2009.

Item 27.	Principal Underwriters.

(a)	RiverSource Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

THE SELIGMAN FAMILY OF FUNDS: Seligman Asset Allocation Series, Inc., Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Core Fixed Income Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman TargetHorizon ETF Portfolios, Inc. and Seligman Value Fund Series, Inc.

PART C. OTHER INFORMATION (continued)

THE RIVERSOURCE FAMILY OF FUNDS: RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc. and RiverSource Tax-Exempt Series, Inc.

(b)	Name of each director, officer or partner of Registrant’s principal underwriter named in response to Item 20:

RiverSource Fund Distributors, Inc.

As of January 30, 2009 December 1, 2008

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
Patrick Thomas Bannigan**	Director and Vice President	President

Walter S. Berman**	Treasurer	None

Paul J. Dolan**	Chief Operating Officer and Chief Administrative Officer	None

Peter A. Gallus**	Vice President and Chief Operating Officer	None

Jeffrey P. Fox**	Chief Financial Officer	Treasurer

Eleanor T.M. Hoagland*	Anti-Money Laundering Officer	Chief Compliance Officer, Anti-Money Laundering Prevention Officer and Identity Theft Prevention Officer

Christopher P. Keating**	Vice President	None

Jeffrey Lee McGregor, Sr.**	Director and President	None

Thomas R. Moore**	Secretary	None

Brian W. Mitchell*	Chief Compliance Officer	None

Scott Roane Plummer**	Chief Counsel	Vice President, General Counsel and Secretary

William Frederick ‘Ted’ Truscott**	Chairman and Chief Executive Officer	Board Member and Vice President

*	The principal business address of each of these officers is 100 Park Avenue, New York, NY 10017.

**	The principal business address of each of these directors and/or officers is 50611 Ameriprise Financial Center, Minneapolis, MN 55474.

(c)	Not Applicable.

PART C. OTHER INFORMATION (continued)

Item 28.	Location of Accounts and Records. The accounts, books and documents to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of RiverSource Investments, LLC at its offices at 100 Park Avenue, New York, NY 10017 and 200 Ameriprise Financial Center, Minneapolis, MN 55474 or at the following locations: (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, custodian of the Registrant’s cash and securities and agent performing certain accounting and recordkeeping functions relating to portfolio transactions and calculating the net asset value of the Registrant, (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, shareholder service agent, maintains shareholder records for the Registrant, and (3) Ameriprise Financial, Inc., 707 Second Avenue, South Minneapolis, MN 55402, and Iron Mountain Records Management, 920 and 950 Apollo Road, Eagan, MN 55121. Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 31.	Management Services. Not Applicable.

Item 32.	Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 45 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 27th day of February, 2009.

SELIGMAN CASH MANAGEMENT FUND, INC.

By:	/s/ Patrick T. Bannigan
Patrick T. Bannigan, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 has been signed below by the following persons in the capacities indicated on February 27, 2009.

Signature		Title

/s/ Patrick T. Bannigan Patrick T. Bannigan		President (Principal Executive Officer)

/s/ Lawrence P. Vogel Lawrence P. Vogel		Treasurer (Principal Financial and Accounting Officer)

Kathleen A. Blatz, Director	)
Arne H. Carlson, Director	)
Pamela G. Carlton, Director	)
Patricia M. Flynn, Director	)
Anne P. Jones, Director	)
Jeffrey Laikind, Director	)
Stephen R. Lewis, Chairman of the Board and Director)
John F. Maher, Director	)
Catherine James Paglia, Director	)
Leroy C. Richie, Director	)	/s/ Scott R. Plummer
Alison Taunton-Rigby, Director	)	Scott R. Plummer, Attorney in Fact
William F. Truscott, Director	)